Schedule of Investments (unaudited)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.3%
Allos SA, NVS	3,799,492	$14,760,855
Alupar Investimento SA	1,837,094	9,857,578
Ambev SA	41,815,134	102,573,010
Atacadao SA	630,693	935,095
Auren Energia SA	3,751,935	6,481,182
Azzas 2154 SA	1,399,567	10,803,546
B3 SA - Brasil Bolsa Balcao	48,095,708	117,306,605
Banco Bradesco SA	14,405,251	35,210,317
Banco BTG Pactual SA	10,750,677	74,340,288
Banco do Brasil SA	14,862,874	60,859,954
BB Seguridade Participacoes SA	6,293,153	41,272,169
Brava Energia	3,307,190	10,928,559
BRF SA	4,873,814	17,298,439
Caixa Seguridade Participacoes S/A	4,184,544	11,025,628
Centrais Eletricas Brasileiras SA	10,736,793	78,768,395
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,342,722	89,124,698
Cia de Saneamento de Minas Gerais Copasa MG	2,423,601	10,118,995
Cia De Sanena Do Parana	1,666,419	9,547,784
Cia. Siderurgica Nacional SA	5,966,908	8,606,870
Cogna Educacao SA	16,901,309	8,776,447
Cosan SA	10,902,570	15,688,111
CPFL Energia SA	1,311,939	9,287,597
Cury Construtora e Incorporadora SA	1,898,699	9,514,243
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,806,382	12,252,008
Dexco SA	4,820,992	4,678,120
Direcional Engenharia SA	1,990,242	14,148,656
EcoRodovias Infraestrutura e Logistica SA	3,371,617	3,979,092
Embraer SA	6,491,243	74,326,690
Energisa SA	2,484,796	20,636,036
Eneva SA(a)	6,962,213	17,005,353
Engie Brasil Energia SA	1,369,538	9,831,844
Equatorial Energia SA	10,296,847	65,981,195
Fleury SA	3,330,387	7,482,380
GPS Participacoes e Empreendimentos SA(b)	3,319,430	8,705,560
Grendene SA	4,815,978	4,538,530
Grupo Mateus SA	6,006,123	8,390,405
Hapvida Participacoes e Investimentos SA(a)(b)	43,629,432	21,816,623
Hypera SA	2,639,226	11,720,664
Iguatemi SA	2,632,466	10,424,924
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,129,601	2,903,249
Inter & Co. Inc., Class A, NVS(c)	2,232,504	15,895,429
IRB-Brasil Resseguros SA(a)	591,037	5,080,056
JBS SA	7,207,173	50,555,430
Klabin SA	7,494,838	23,993,441
Localiza Rent a Car SA	8,382,136	62,959,448
Lojas Renner SA	9,595,070	30,465,333
M Dias Branco SA	898,495	3,735,678
Magazine Luiza SA	3,321,061	5,353,647
Marfrig Global Foods SA	3,150,795	13,998,025
Minerva SA(a)	3,162,889	2,787,125
Minerva SA, NVS(a)	2,076,490	1,815,272
Motiva Infraestrutura de Mobilidade SA	9,160,699	21,590,388
MRV Engenharia e Participacoes SA(a)	3,831,624	3,543,892
Multiplan Empreendimentos Imobiliarios SA	2,376,306	11,167,953
Natura & Co. Holding SA(a)	8,133,811	14,889,588
NU Holdings Ltd./Cayman Islands, Class A(a)	28,928,388	347,429,940
Security	Shares	Value
Brazil (continued)
Odontoprev SA	3,565,236	$6,856,822
Pagseguro Digital Ltd., Class A	1,876,119	16,716,220
Patria Investments Ltd., Class A	617,404	7,865,727
Petroleo Brasileiro SA - Petrobras	34,308,179	197,409,244
Petroreconcavo SA	1,547,822	3,915,899
PRIO SA(a)	7,543,823	51,373,705
Raia Drogasil SA	11,635,596	30,210,438
Rede D'Or Sao Luiz SA(b)	7,380,400	48,751,029
Rumo SA	11,739,251	38,627,975
Santos Brasil Participacoes SA	5,273,541	12,613,347
Sao Martinho SA	1,567,696	5,799,886
Sendas Distribuidora SA	11,914,912	23,373,601
Serena Energia SA, NVS(a)	3,618,008	7,249,300
Simpar SA	4,573,098	4,261,668
SLC Agricola SA	2,267,917	7,490,332
Smartfit Escola de Ginastica e Danca SA	2,823,142	11,851,323
StoneCo Ltd., Class A(a)	2,137,681	29,179,346
Suzano SA	6,260,024	54,342,196
Telefonica Brasil SA	6,927,012	34,710,755
TIM SA/Brazil	6,908,788	23,542,666
TOTVS SA	5,006,649	36,949,148
Transmissora Alianca de Energia Eletrica SA	1,363,452	8,434,117
Ultrapar Participacoes SA	6,551,769	18,660,428
Vale SA	32,118,598	292,574,343
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,441,034	3,859,068
Vibra Energia SA	9,199,506	32,458,437
Vivara Participacoes SA	1,351,905	6,143,196
WEG SA	15,202,590	112,567,477
Wilson Sons SA, NVS	1,561,684	4,742,801
XP Inc., Class A	3,345,590	64,770,622
		2,864,469,455
Canada — 0.0%
Sigma Lithium Corp.(a)(c)	625,459	2,933,403
Cayman Islands — 0.0%
Black Sesame International Holding Ltd.(a)	1,139,800	2,694,319
ITH Corp.(a)	2,003,000	3,778,858
JF SmartInvest Holdings Ltd.	760,500	4,014,365
RoboSense Technology Co. Ltd.(a)(c)	2,413,500	10,492,557
XtalPi Holdings Ltd.(a)	3,943,000	2,300,991
XXF Group Holdings Ltd.(a)(c)	6,792,500	5,596,096
		28,877,186
Chile — 0.4%
Aguas Andinas SA, Class A	23,785,567	8,773,530
Banco de Chile	407,322,629	59,925,710
Banco de Credito e Inversiones SA	665,216	25,662,028
Banco Itau Chile SA, NVS	854,060	11,553,135
Banco Santander Chile	611,290,929	36,419,284
CAP SA(a)	832,464	4,443,163
Cencosud SA	12,448,746	42,843,548
Cia Cervecerias Unidas SA	1,275,601	8,493,581
Colbun SA	79,403,392	12,420,417
Empresa Nacional de Telecomunicaciones SA	1,825,500	5,328,941
Empresas CMPC SA	10,658,105	17,009,532
Empresas Copec SA	3,541,476	24,329,494
Enel Americas SA	198,825,117	18,538,463
Enel Chile SA	252,325,725	18,294,522
Engie Energia Chile SA	4,327,674	5,717,418
Falabella SA	5,898,280	28,142,381
Inversiones Aguas Metropolitanas SA	5,847,106	5,407,349
Latam Airlines Group SA	1,895,303,877	36,056,766

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chile (continued)
Parque Arauco SA	6,498,339	$13,461,512
SMU SA	33,112,366	6,365,878
Vina Concha y Toro SA	5,923,126	7,190,436
		396,377,088
China — 26.0%
360 Security Technology Inc., Class A	4,168,188	5,763,615
361 Degrees International Ltd.	10,169,000	5,572,053
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,484,337	3,008,682
3SBio Inc.(b)	15,727,000	37,795,278
AAC Technologies Holdings Inc.	6,920,500	32,004,933
Accelink Technologies Co. Ltd., Class A	515,900	2,939,055
ACM Research Shanghai Inc., Class A	196,514	2,750,612
Advanced Micro-Fabrication Equipment Inc./China, Class A	391,833	9,473,364
AECC Aviation Power Co. Ltd., Class A	1,421,377	6,980,890
Agricultural Bank of China Ltd., Class A	44,021,635	33,740,375
Agricultural Bank of China Ltd., Class H	249,856,000	160,093,103
Aier Eye Hospital Group Co. Ltd., Class A	5,209,446	8,935,039
Air China Ltd., Class A(a)	8,218,000	9,127,658
AK Medical Holdings Ltd.(b)	6,002,000	4,526,445
Akeso Inc.(a)(b)(c)	5,653,000	60,183,479
Alibaba Group Holding Ltd.	154,856,004	2,204,810,718
Alibaba Health Information Technology Ltd.(a)(c)	52,070,000	29,756,022
Alibaba Pictures Group Ltd.(a)	125,890,000	12,911,885
A-Living Smart City Services Co. Ltd.(b)	7,190,250	2,541,858
Aluminum Corp. of China Ltd., Class A	4,262,000	3,852,171
Aluminum Corp. of China Ltd., Class H	37,422,000	21,733,753
Amlogic Shanghai Co. Ltd., Class A(a)	287,186	2,653,045
ANE Cayman Inc.(a)	5,918,000	6,445,489
Angelalign Technology Inc.(b)(c)	464,000	3,316,152
Anhui Conch Cement Co. Ltd., Class A	1,650,729	5,305,489
Anhui Conch Cement Co. Ltd., Class H	11,086,500	28,810,515
Anhui Gujing Distillery Co. Ltd., Class A	210,455	4,376,941
Anhui Gujing Distillery Co. Ltd., Class B	1,011,900	14,668,418
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	1,702,700	9,000,949
Anhui Yingjia Distillery Co. Ltd., Class A	505,000	2,822,879
Anker Innovations Technology Co. Ltd., Class A	372,608	5,252,181
ANTA Sports Products Ltd.	11,357,000	137,047,241
Ascentage Pharma Group International(a)(b)(c)	2,442,000	15,609,451
AsiaInfo Technologies Ltd.(b)	2,223,600	2,636,743
Atour Lifestyle Holdings Ltd., ADR	368,853	11,548,787
Autohome Inc., ADR	550,579	13,500,197
Avary Holding Shenzhen Co. Ltd., Class A	1,337,400	5,232,629
AviChina Industry & Technology Co. Ltd., Class H	23,248,000	11,695,131
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	4,495,600	4,487,905
Baidu Inc., Class A(a)	19,904,112	204,298,414
Bank of Beijing Co. Ltd., Class A	11,001,606	9,605,569
Bank of Chengdu Co. Ltd., Class A	2,869,808	7,710,279
Bank of China Ltd., Class A	17,780,300	13,599,197
Bank of China Ltd., Class H	640,218,000	370,946,282
Bank of Communications Co. Ltd., Class A	20,145,780	21,209,567
Bank of Communications Co. Ltd., Class H	78,564,000	68,577,913
Bank of Hangzhou Co. Ltd., Class A	4,115,497	9,496,167
Bank of Jiangsu Co. Ltd., Class A	9,353,108	14,231,304
Bank of Nanjing Co. Ltd., Class A	6,854,081	10,892,786
Bank of Ningbo Co. Ltd., Class A	3,337,993	12,339,419
Bank of Shanghai Co. Ltd., Class A	7,471,365	10,957,986
Baoshan Iron & Steel Co. Ltd., Class A	9,859,530	9,199,114
Security	Shares	Value
China (continued)
Beijing Capital International Airport Co. Ltd., Class H(a)	18,734,000	$6,620,525
Beijing Enlight Media Co. Ltd., Class A	1,590,300	3,852,116
Beijing Enterprises Holdings Ltd.	4,089,000	17,132,775
Beijing Enterprises Water Group Ltd.(c)	39,338,000	12,935,570
Beijing Fourth Paradigm Technology Co. Ltd.(a)(c)	1,163,500	6,365,646
Beijing Kingsoft Office Software Inc., Class A	247,558	9,650,383
Beijing New Building Materials PLC, Class A	1,161,519	4,607,208
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	604,300	933,395
Beijing Roborock Technology Co. Ltd., Class A	130,112	4,088,839
Beijing Tiantan Biological Products Corp. Ltd., Class A	870,400	2,305,875
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	3,735,000	4,192,127
Beijing Tong Ren Tang Co. Ltd., Class A	776,400	4,080,149
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	603,258	5,795,287
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	25,108,901	20,373,159
Bestechnic Shanghai Co. Ltd., Class A	65,077	3,529,809
Bethel Automotive Safety Systems Co. Ltd., Class A	537,180	4,059,138
Bilibili Inc., Class Z(a)(c)	2,162,737	39,651,591
BOC Aviation Ltd.(b)	1,682,600	13,588,043
BOC International China Co. Ltd., Class A	1,396,000	1,908,752
BOE Technology Group Co. Ltd., Class A	7,515,800	3,952,203
BOE Varitronix Ltd.	4,219,000	3,074,072
Bosideng International Holdings Ltd.	41,976,000	23,444,579
Brilliance China Automotive Holdings Ltd.(c)	28,324,000	11,148,449
BYD Co. Ltd., Class A	942,386	45,808,920
BYD Co. Ltd., Class H	11,130,500	553,163,691
BYD Electronic International Co. Ltd.	7,080,500	27,934,592
C&D International Investment Group Ltd.(c)	6,686,000	11,965,930
Caitong Securities Co. Ltd., Class A	4,741,350	4,831,106
Cambricon Technologies Corp. Ltd., Class A(a)	236,173	19,699,373
Canggang Railway Ltd., NVS(c)	12,742,000	2,420,067
CanSino Biologics Inc., Class H(a)(b)	976,000	4,187,677
Canvest Environmental Protection Group Co. Ltd.	9,723,000	6,051,222
CGN Mining Co. Ltd.(c)	27,310,000	5,966,004
CGN New Energy Holdings Co. Ltd.	16,658,000	5,048,300
CGN Power Co. Ltd., Class A	3,309,500	1,684,070
CGN Power Co. Ltd., Class H(b)	102,623,000	33,579,346
Changchun High-Tech Industry Group Co. Ltd., Class A	198,742	2,875,011
Changjiang Securities Co. Ltd., Class A	5,323,928	4,818,321
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	222,669	4,308,208
Chaozhou Three-Circle Group Co. Ltd., Class A	1,577,053	7,145,156
Chervon Holdings Ltd.(c)	1,039,200	1,727,954
China Animal Healthcare Ltd.(a)(d)	1,237,000	2
China BlueChemical Ltd., Class H	18,162,000	4,694,932
China CITIC Bank Corp. Ltd., Class H	76,901,000	67,694,348
China Coal Energy Co. Ltd., Class H	18,548,000	20,761,060
China Communications Services Corp. Ltd., Class H	22,876,000	13,140,208
China Conch Venture Holdings Ltd.	12,874,000	14,333,561
China Construction Bank Corp., Class A	4,282,622	5,357,054
China Construction Bank Corp., Class H	865,530,000	773,850,116
China CSSC Holdings Ltd., Class A	2,063,901	8,768,820

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Datang Corp. Renewable Power Co. Ltd., Class H	24,641,000	$7,085,132
China East Education Holdings Ltd.(b)	5,978,500	4,770,008
China Eastern Airlines Corp. Ltd., Class A(a)	11,073,175	6,181,823
China Education Group Holdings Ltd.	10,982,000	3,739,659
China Energy Engineering Corp. Ltd., Class A	32,552,044	10,051,120
China Everbright Bank Co. Ltd., Class A	21,866,682	12,016,982
China Everbright Bank Co. Ltd., Class H	26,395,000	12,204,187
China Everbright Environment Group Ltd.	32,324,148	16,005,344
China Everbright Ltd.	9,944,000	5,858,825
China Feihe Ltd.(b)	32,091,000	24,801,255
China Fiber Optic Network System Group Ltd.(a)(d)	10,394,800	13
China Foods Ltd.	12,054,000	4,745,672
China Galaxy Securities Co. Ltd., Class A	3,018,600	6,592,859
China Galaxy Securities Co. Ltd., Class H	32,820,000	31,554,468
China Gas Holdings Ltd.	21,581,400	19,649,313
China Gold International Resources Corp. Ltd.(c)	2,242,300	17,236,711
China Great Wall Securities Co. Ltd., Class A	2,170,200	2,407,027
China Greatwall Technology Group Co. Ltd., Class A(a)	2,174,100	4,376,273
China Hongqiao Group Ltd.	25,601,000	45,492,113
China Huiyuan Juice Group Ltd.(a)(d)	10,877,000	14
China International Capital Corp. Ltd., Class A	1,681,700	7,687,339
China International Capital Corp. Ltd., Class H(b)	14,278,800	26,467,542
China Jinmao Holdings Group Ltd.	55,596,000	7,541,036
China Jushi Co. Ltd., Class A	2,955,562	4,622,825
China Lesso Group Holdings Ltd.	11,538,000	5,757,865
China Life Insurance Co. Ltd., Class A	1,337,021	7,070,186
China Life Insurance Co. Ltd., Class H	67,594,000	136,861,829
China Lilang Ltd.(c)	6,222,000	2,904,251
China Literature Ltd.(a)(b)(c)	3,562,600	12,113,054
China Longyuan Power Group Corp. Ltd., Class H	28,058,000	23,217,855
China Medical System Holdings Ltd.	12,159,000	16,581,248
China Mengniu Dairy Co. Ltd.	27,993,000	62,549,202
China Merchants Bank Co. Ltd., Class A	10,802,982	64,873,543
China Merchants Bank Co. Ltd., Class H	35,435,464	219,392,459
China Merchants Energy Shipping Co. Ltd., Class A	5,587,300	4,678,332
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	3,093,639	5,439,941
China Merchants Port Holdings Co. Ltd.	11,164,270	21,585,024
China Merchants Securities Co. Ltd., Class A	4,290,741	9,600,980
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,974,166	5,974,617
China Metal Recycling Holdings Ltd.(a)(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class A	17,524,317	10,558,109
China Minsheng Banking Corp. Ltd., Class H	55,871,220	28,684,528
China Modern Dairy Holdings Ltd.(c)	35,334,000	4,847,722
China National Building Material Co. Ltd., Class H	35,490,850	15,788,755
China National Chemical Engineering Co. Ltd., Class A	4,466,822	4,770,755
China National Nuclear Power Co. Ltd., Class A	10,576,009	14,043,771
China National Software & Service Co. Ltd., Class A(a)	572,780	3,488,893
China Nonferrous Mining Corp Ltd.	18,798,000	13,761,099
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,414,200	7,777,563
China Oilfield Services Ltd., Class H	15,008,000	12,163,221
China Overseas Grand Oceans Group Ltd.	18,180,500	3,947,423
Security	Shares	Value
China (continued)
China Overseas Land & Investment Ltd.	34,015,500	$56,831,541
China Overseas Property Holdings Ltd.	13,050,000	8,677,578
China Pacific Insurance Group Co. Ltd., Class A	3,431,042	16,333,059
China Pacific Insurance Group Co. Ltd., Class H	24,264,200	75,384,359
China Petroleum & Chemical Corp., Class A	16,341,800	13,080,355
China Petroleum & Chemical Corp., Class H	215,218,200	115,904,104
China Power International Development Ltd.	38,649,000	15,744,241
China Railway Group Ltd., Class A	7,872,766	6,090,931
China Railway Group Ltd., Class H	36,928,000	16,607,526
China Rare Earth Resources & Technology Co. Ltd., Class A	1,041,300	4,881,166
China Renewable Energy Investment Ltd.(a)(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	14,233,000	45,044,995
China Resources Building Materials Technology Holdings Ltd.	22,890,000	4,795,678
China Resources Gas Group Ltd.	7,895,600	20,963,652
China Resources Land Ltd.	28,435,777	92,110,728
China Resources Medical Holdings Co. Ltd.(c)	11,422,500	5,985,911
China Resources Microelectronics Ltd., Class A	771,612	5,085,187
China Resources Mixc Lifestyle Services Ltd.(b)	6,283,800	29,701,000
China Resources Pharmaceutical Group Ltd.(b)	14,385,500	9,434,395
China Resources Power Holdings Co. Ltd.	18,106,000	46,974,609
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	744,835	4,430,027
China Risun Group Ltd.(c)	16,570,000	5,240,795
China Ruyi Holdings Ltd.(a)(c)	66,879,200	17,485,093
China Shenhua Energy Co. Ltd., Class A	3,409,029	18,678,386
China Shenhua Energy Co. Ltd., Class H	30,454,000	128,354,011
China Shineway Pharmaceutical Group Ltd.	4,737,000	4,593,632
China Southern Airlines Co. Ltd., Class A(a)	7,763,584	6,550,883
China State Construction Engineering Corp. Ltd., Class A	20,295,319	15,949,840
China State Construction International Holdings Ltd.(c)	17,784,000	25,015,423
China Taiping Insurance Holdings Co. Ltd.	13,026,908	19,937,031
China Three Gorges Renewables Group Co. Ltd., Class A	14,161,070	8,419,491
China Tobacco International HK Co. Ltd.	2,657,000	11,576,009
China Tourism Group Duty Free Corp. Ltd., Class A	1,177,779	9,857,508
China Tower Corp. Ltd., Class H(b)	39,302,600	58,199,446
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	26,794,000	7,722,697
China Travel International Investment Hong Kong Ltd.(c)	36,276,000	4,754,228
China United Network Communications Ltd., Class A	15,563,525	11,540,561
China Vanke Co. Ltd., Class A(a)	4,236,168	3,888,156
China Vanke Co. Ltd., Class H(a)(c)	19,969,487	12,978,967
China Water Affairs Group Ltd.(c)	9,280,000	7,212,551
China XLX Fertiliser Ltd.	5,356,000	3,143,757
China Yangtze Power Co. Ltd., Class A	12,994,325	54,419,004
China Zheshang Bank Co. Ltd., Class A	15,331,396	6,840,973
China Zhongwang Holdings Ltd., NVS(d)	2,334,641	111,654
Chinasoft International Ltd.(c)	20,858,000	13,218,885
Chongqing Brewery Co. Ltd., Class A	330,000	2,636,997
Chongqing Changan Automobile Co. Ltd., Class A	4,864,664	8,297,897
Chongqing Hongjiu Fruit Co. Ltd., Class H(a)(c)(d)	2,296,200	254,772
Chongqing Rural Commercial Bank Co. Ltd., Class A	4,798,400	4,820,008

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Chongqing Rural Commercial Bank Co. Ltd., Class H	20,372,000	$16,791,011
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,346,213	3,563,627
Chow Tai Fook Jewellery Group Ltd.(c)	18,808,200	26,700,057
CIMC Enric Holdings Ltd.	8,382,000	6,435,052
CITIC Ltd.	35,624,000	44,803,167
CITIC Securities Co. Ltd., Class A	5,992,249	21,101,450
CITIC Securities Co. Ltd., Class H	14,659,900	36,894,730
CMOC Group Ltd., Class A	7,706,733	7,663,436
CMOC Group Ltd., Class H	34,662,000	27,629,541
CNGR Advanced Material Co. Ltd., Class A	622,857	2,674,901
CNPC Capital Co. Ltd., Class A, NVS	5,035,800	4,709,613
COFCO Joycome Foods Ltd.(a)(c)	30,003,000	5,726,880
Concord New Energy Group Ltd.(c)	86,100,000	4,831,465
Contemporary Amperex Technology Co. Ltd., Class A	2,351,951	81,108,656
Contemporary Amperex Technology Co. Ltd., Class H(a)	772,035	29,872,775
Cosco Shipping Energy Transportation Co. Ltd., Class A	1,995,600	2,789,195
Cosco Shipping Holdings Co. Ltd., Class A	5,794,046	13,151,859
Cosco Shipping Holdings Co. Ltd., Class H	27,548,600	47,419,319
Cosco Shipping International Hong Kong Co. Ltd.	11,220,000	7,000,472
COSCO Shipping Ports Ltd.	15,240,000	9,090,512
Country Garden Services Holdings Co. Ltd.	19,461,000	16,506,954
CRRC Corp. Ltd., Class A	11,128,200	11,093,759
CRRC Corp. Ltd., Class H	42,066,000	26,882,535
CSC Financial Co. Ltd., Class A	2,472,394	7,850,755
CSG Holding Co. Ltd., Class B	3,734,481	799,457
CSPC Innovation Pharmaceutical Co. Ltd., Class A	941,440	6,755,147
CSPC Pharmaceutical Group Ltd.	71,311,760	73,423,402
Daqin Railway Co. Ltd., Class A	9,545,719	8,925,073
Daqo New Energy Corp., ADR(a)(c)	520,227	6,950,233
Dong-E-E-Jiao Co. Ltd., Class A	366,100	2,775,638
Dongfang Electric Corp. Ltd., Class A	1,838,224	4,058,560
Dongxing Securities Co. Ltd., Class A	4,194,667	5,914,435
Dongyue Group Ltd.(c)	12,583,000	14,692,441
DPC Dash Ltd., NVS(a)	644,100	7,790,172
East Buy Holding Ltd.(a)(b)(c)	4,583,500	7,548,713
East Money Information Co. Ltd., Class A	8,542,088	24,323,808
Eastroc Beverage Group Co. Ltd., Class A	325,430	14,428,347
Ecovacs Robotics Co. Ltd., Class A	398,900	2,957,542
Empyrean Technology Co. Ltd., Class A, NVS	356,500	6,260,658
ENN Energy Holdings Ltd.	6,975,800	55,310,992
ENN Natural Gas Co. Ltd., Class A	2,036,928	5,353,302
Eoptolink Technology Inc. Ltd., Class A	637,080	7,795,087
Eve Energy Co. Ltd., Class A	1,326,077	8,257,997
Everbright Securities Co. Ltd., Class A	2,507,586	5,640,480
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	7,311,200	2,380,279
Everest Medicines Ltd.(a)(b)(c)	2,139,500	12,021,175
Far East Horizon Ltd.	17,587,000	13,592,126
Fenbi Ltd., NVS(a)(c)	7,142,500	1,947,849
FinVolution Group, ADR	1,445,234	12,082,156
First Tractor Co. Ltd., Class H(c)	3,122,000	2,578,010
Flat Glass Group Co. Ltd., Class A	1,310,000	2,601,141
Focus Media Information Technology Co. Ltd., Class A	8,659,999	8,950,272
Security	Shares	Value
China (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,140,522	$13,129,820
Fosun International Ltd.	23,453,500	13,686,936
Founder Securities Co. Ltd., Class A	6,130,300	6,449,233
Foxconn Industrial Internet Co. Ltd., Class A	6,602,525	17,247,755
Fu Shou Yuan International Group Ltd.(c)	11,834,000	5,421,377
Fufeng Group Ltd.(c)	16,505,400	14,344,887
Fuyao Glass Industry Group Co. Ltd., Class A	1,039,347	8,352,775
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,664,000	40,459,000
GalaxyCore Inc., Class A, NVS	1,115,000	2,428,928
Ganfeng Lithium Group Co. Ltd., Class A	1,140,957	4,752,785
GCL Technology Holdings Ltd.(a)(c)	206,111,000	21,454,144
GD Power Development Co. Ltd., Class A	10,750,200	6,808,007
GDS Holdings Ltd., Class A(a)(c)	9,718,576	28,780,328
Geely Automobile Holdings Ltd.	54,812,000	122,165,932
Gemdale Properties & Investment Corp. Ltd.(a)(c)	74,072,000	2,535,835
Genertec Universal Medical Group Co. Ltd.(b)	13,171,500	8,937,673
Genscript Biotech Corp.(a)	10,350,000	16,893,321
GF Securities Co. Ltd., Class A	3,698,330	8,334,895
Giant Biogene Holding Co. Ltd.(b)	2,967,800	26,745,746
GigaDevice Semiconductor Inc., Class A(a)	395,835	6,145,047
GoerTek Inc., Class A	2,024,662	5,850,166
Goldwind Science & Technology Co. Ltd., Class A	2,973,137	3,805,631
Goneo Group Co. Ltd., Class A	430,504	4,220,645
Gotion High-tech Co. Ltd., Class A	1,408,700	4,772,508
Grand Pharmaceutical Group Ltd.(c)	13,206,500	14,514,035
Great Wall Motor Co. Ltd., Class A	833,400	2,597,866
Great Wall Motor Co. Ltd., Class H	22,005,500	33,958,356
Gree Electric Appliances Inc. of Zhuhai, Class A	1,601,400	10,292,494
Greentown China Holdings Ltd.	9,871,500	11,909,406
Greentown Management Holdings Co. Ltd.(b)(c)	8,824,000	3,052,473
Greentown Service Group Co. Ltd.	13,772,000	7,296,395
GRG Banking Equipment Co. Ltd., Class A	2,397,100	4,017,592
Guangdong Haid Group Co. Ltd., Class A	1,106,320	9,294,962
Guangdong Investment Ltd.	27,104,000	21,985,616
Guanghui Energy Co. Ltd., Class A	4,619,080	3,792,844
Guangzhou Automobile Group Co. Ltd., Class A	3,246,199	3,461,677
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	643,088	2,408,438
Guangzhou Haige Communications Group Inc. Co., Class A	1,728,700	3,264,365
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,273,896	2,960,878
Guolian Securities Co. Ltd., Class A	3,930,400	5,391,211
Guosen Securities Co. Ltd., Class A	5,262,367	8,186,521
Guotai Haitong Securities Co. Ltd.	7,002,852	16,633,424
Guotai Haitong Securities Co. Ltd., Class H(b)	18,439,792	26,010,922
Guoyuan Securities Co. Ltd., Class A	4,783,991	4,991,787
Gushengtang Holdings Ltd.(c)	1,755,000	8,189,791
H World Group Ltd., ADR	1,849,905	65,246,149
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	33,248,000	3,426,663
Haidilao International Holding Ltd.(b)(c)	15,145,000	28,866,840
Haier Smart Home Co. Ltd., Class A	2,907,337	10,067,878
Haier Smart Home Co. Ltd., Class A	21,514,800	62,655,803
Hainan Airlines Holding Co. Ltd., Class A(a)	25,650,941	4,773,892
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	7,773,903	3,710,872
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	2,024,000	2,683,916
Haitian International Holdings Ltd.	6,125,000	14,892,689

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hangzhou First Applied Material Co. Ltd., Class A	1,632,531	$2,737,233
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	1,165,600	3,871,128
Hangzhou Tigermed Consulting Co. Ltd., Class A	255,574	1,751,104
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,508,000	34,531,648
Harbin Electric Co. Ltd., Class H	8,576,000	5,693,537
Hello Group Inc., ADR	1,328,098	8,061,555
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	1,627,800	3,714,176
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,186,032	7,376,201
Hengan International Group Co. Ltd.	4,793,000	12,945,361
Hengli Petrochemical Co. Ltd., Class A	4,139,630	8,681,720
Hengtong Optic-Electric Co. Ltd., Class A	1,592,800	3,302,977
Hisense Home Appliances Group Co. Ltd., Class H(c)	3,395,000	11,172,268
Hithink RoyalFlush Information Network Co. Ltd., Class A	307,702	10,486,528
HLA Group Corp. Ltd., Class A	3,551,300	3,528,327
Hopson Development Holdings Ltd.(a)(c)	10,216,671	3,949,804
Hoshine Silicon Industry Co. Ltd., Class A	568,423	3,852,927
Hua Han Health Industry Holdings Ltd.(a)(d)	19,424,288	25
Hua Hong Semiconductor Ltd.(b)(c)	5,936,000	23,787,890
Huabao International Holdings Ltd.(c)	9,355,000	3,531,494
Huadian Power International Corp. Ltd., Class A	5,733,600	4,647,144
Huadong Medicine Co. Ltd., Class A	1,061,441	6,564,954
Huafon Chemical Co. Ltd., Class A	5,100,655	4,754,797
Huagong Tech Co. Ltd., Class A	781,700	4,559,453
Huaibei Mining Holdings Co. Ltd., Class A	1,611,900	2,773,242
Hualan Biological Engineering Inc., Class A	814,620	1,816,412
Huaneng Lancang River Hydropower Inc., Class A	2,927,400	4,086,434
Huaneng Power International Inc., Class A	3,713,026	3,718,225
Huaneng Power International Inc., Class H	37,234,000	23,512,057
Huaqin Technology Co. Ltd., Class A	367,100	3,361,091
Huatai Securities Co. Ltd., Class A	2,272,651	5,262,784
Huatai Securities Co. Ltd., Class H(b)	13,011,600	21,819,529
Huaxia Bank Co. Ltd., Class A	7,984,930	8,333,105
Huayu Automotive Systems Co. Ltd., Class A	2,133,460	5,339,142
Huizhou Desay Sv Automotive Co. Ltd., Class A	353,500	5,401,832
Humanwell Healthcare Group Co. Ltd., Class A	1,176,100	3,610,123
Hunan Valin Steel Co. Ltd., Class A	6,895,600	4,549,234
Hundsun Technologies Inc., Class A	1,167,949	4,236,078
HUTCHMED China Ltd.(a)(c)	5,179,580	14,771,189
HUYA Inc., ADR	897,658	3,402,124
Hwatsing Technology Co. Ltd., Class A, NVS	163,520	3,340,292
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	3,443,800	6,682,210
Hygon Information Technology Co. Ltd., Class A, NVS	1,282,853	23,905,427
IEIT Systems Co. Ltd., Class A	1,112,072	7,510,659
Iflytek Co. Ltd., Class A	1,436,896	9,148,115
Imeik Technology Development Co. Ltd., Class A	172,692	4,051,137
Industrial & Commercial Bank of China Ltd., Class A	31,689,980	31,038,597
Industrial & Commercial Bank of China Ltd., Class H	591,940,000	429,318,468
Industrial Bank Co. Ltd., Class A	10,627,591	33,302,424
Industrial Securities Co. Ltd., Class A	6,527,898	5,195,852
INESA Intelligent Tech Inc., Class B	3,680,152	2,716,077
Ingenic Semiconductor Co. Ltd., Class A	311,403	2,731,010
Security	Shares	Value
China (continued)
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	35,981,000	$8,657,722
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	6,293,500	4,621,512
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,969,862	12,433,500
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,848,895	17,988,273
InnoCare Pharma Ltd.(a)(b)	6,856,000	9,805,431
Innovent Biologics Inc.(a)(b)	11,037,500	87,092,713
iQIYI Inc., ADR(a)(c)	4,189,316	6,702,906
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	616,100	4,448,255
J&T Global Express Ltd.(a)(c)	20,788,400	18,009,055
JA Solar Technology Co. Ltd., Class A(a)	1,903,580	2,404,893
JCET Group Co. Ltd., Class A	1,189,000	5,288,513
JD Health International Inc.(a)(b)	10,364,450	52,516,111
JD Logistics Inc.(a)(b)	18,504,000	29,119,879
JD.com Inc., Class A	22,025,304	356,438,362
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,129,401	4,863,286
Jiangsu Expressway Co. Ltd., Class H	11,136,000	14,175,812
Jiangsu Hengli Hydraulic Co. Ltd., Class A	855,196	8,056,507
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,100,455	23,446,568
Jiangsu King's Luck Brewery JSC Ltd., Class A	895,556	5,459,398
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	1,899,507	3,097,142
Jiangsu Yanghe Distillery Co. Ltd., Class A	711,151	6,466,355
Jiangsu Yoke Technology Co. Ltd., Class A	397,700	2,883,989
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	823,900	4,312,875
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,858,700	3,419,618
Jiangxi Copper Co. Ltd., Class H	10,024,000	17,684,585
Jinchuan Group International Resources Co. Ltd.(c)(d)	36,676,000	2,912,386
Jinduicheng Molybdenum Co. Ltd., Class A	1,828,400	2,669,302
Jinko Solar Co. Ltd., Class A	5,554,818	3,993,115
JinkoSolar Holding Co. Ltd., ADR	345,156	6,240,420
Jinxin Fertility Group Ltd.(b)(c)	18,772,500	6,693,356
Jiumaojiu International Holdings Ltd.(b)(c)	9,109,000	2,791,497
JL Mag Rare-Earth Co. Ltd., Class H	923,800	1,674,159
JNBY Design Ltd.	3,053,000	5,901,391
JOYY Inc., ADR	265,193	12,697,441
Kangji Medical Holdings Ltd.(c)	5,199,000	5,307,132
Kanzhun Ltd., ADR(a)	2,574,061	43,656,075
KE Holdings Inc., ADR	6,299,269	116,284,506
Keymed Biosciences Inc.(a)(b)(c)	1,924,000	10,809,609
Kingboard Holdings Ltd.	6,034,700	17,112,332
Kingboard Laminates Holdings Ltd.(c)	9,101,000	10,136,463
Kingdee International Software Group Co. Ltd.(a)	27,403,000	42,648,222
Kingsoft Cloud Holdings Ltd.(a)	20,033,760	15,183,030
Kingsoft Corp. Ltd.	8,628,200	36,585,805
Kuaishou Technology(a)(b)	24,165,000	162,442,600
Kuang-Chi Technologies Co. Ltd., Class A	1,343,250	8,253,641
Kunlun Energy Co. Ltd.	33,944,000	33,908,853
Kunlun Tech Co. Ltd., Class A	754,900	3,483,475
Kweichow Moutai Co. Ltd., Class A	670,448	140,952,416
LB Group Co. Ltd., Class A	2,164,607	4,953,064
Lee & Man Paper Manufacturing Ltd.(c)	15,311,000	4,202,831
Legend Biotech Corp., ADR(a)(c)	576,293	16,683,682
Lenovo Group Ltd.	72,398,000	82,650,879
Lens Technology Co. Ltd., Class A	3,148,315	8,813,516
Lepu Biopharma Co. Ltd., Class H(a)(b)(c)	5,772,000	3,412,050

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Li Auto Inc., Class A(a)	11,203,604	$159,506,809
Li Ning Co. Ltd.	20,042,000	37,929,245
Lifetech Scientific Corp. (a)(c)	34,764,000	7,167,916
Lingbao Gold Group Co. Ltd., Class H	3,997,000	5,640,830
Lingyi iTech Guangdong Co., Class A	5,235,233	5,837,911
LK Technology Holdings Ltd.(c)	5,657,500	2,168,047
Longfor Group Holdings Ltd.(b)(c)	18,424,000	22,884,880
LONGi Green Energy Technology Co. Ltd., Class A	3,748,069	7,454,151
Lonking Holdings Ltd.	24,661,000	5,895,914
Lufax Holding Ltd., ADR	2,103,990	6,164,691
Luxshare Precision Industry Co. Ltd., Class A	3,845,389	16,114,582
Luye Pharma Group Ltd. (a)(b)(c)	18,187,000	5,824,245
Luzhou Laojiao Co. Ltd., Class A	614,808	9,921,664
Mango Excellent Media Co. Ltd., Class A	1,202,032	3,716,112
Maoyan Entertainment(a)(b)(c)	5,253,200	4,722,080
Maxscend Microelectronics Co. Ltd., Class A	326,912	3,188,011
Medlive Technology Co. Ltd.(b)	2,026,500	3,236,047
Meitu Inc.(b)(c)	28,197,500	23,601,237
Meituan, Class B(a)(b)	44,827,460	775,274,842
Metallurgical Corp. of China Ltd., Class A	12,328,100	4,998,206
MH Development Ltd.(a)(d)	3,308,000	4
Microport Scientific Corp.(a)(c)	10,080,600	9,406,047
Midea Group Co. Ltd., Class A	1,990,400	21,779,431
Midea Group Co. Ltd., Class H(a)	2,724,800	28,486,806
Ming Yuan Cloud Group Holdings Ltd.(c)	10,562,000	3,571,668
MINISO Group Holding Ltd.	3,861,904	16,463,602
Minth Group Ltd.(a)(c)	6,794,000	18,292,725
MMG Ltd.(a)	38,103,198	14,030,171
Montage Technology Co. Ltd., Class A	840,800	8,864,369
Muyuan Foods Co. Ltd., Class A	2,526,283	14,127,567
NARI Technology Co. Ltd., Class A	3,892,436	11,949,650
National Silicon Industry Group Co. Ltd., Class A	1,798,200	4,607,034
NAURA Technology Group Co. Ltd., Class A	298,175	17,276,849
NetDragon Websoft Holdings Ltd.(c)	3,132,000	3,819,595
NetEase Cloud Music Inc.(a)(b)	756,900	20,351,054
NetEase Inc.	15,787,135	381,705,190
New China Life Insurance Co. Ltd., Class A	960,901	6,672,048
New China Life Insurance Co. Ltd., Class H	8,757,200	35,615,277
New Hope Liuhe Co. Ltd., Class A(a)	3,993,244	5,296,465
New Horizon Health Ltd.(a)(b)(c)(d)	2,592,000	3,505,651
New Oriental Education & Technology Group Inc.	11,430,390	53,971,437
Newborn Town Inc.(a)	3,806,000	4,755,653
Nexteer Automotive Group Ltd.(c)	8,907,000	6,509,318
Nine Dragons Paper Holdings Ltd.(a)(c)	16,364,000	6,456,339
Ninestar Corp., Class A(a)	1,040,134	3,105,622
Ningbo Deye Technology Co. Ltd., Class A, NVS	400,364	4,564,297
Ningbo Orient Wires & Cables Co. Ltd., Class A	546,400	3,606,783
Ningbo Sanxing Medical Electric Co. Ltd., Class A	1,112,400	3,393,243
Ningbo Tuopu Group Co. Ltd., Class A	1,101,650	7,453,905
Ningxia Baofeng Energy Group Co. Ltd., Class A	4,520,800	10,026,164
NIO Inc., Class A(a)(c)	14,112,435	49,774,121
Noah Holdings Ltd., ADR	402,548	4,150,270
Nongfu Spring Co. Ltd., Class H(b)	18,118,800	88,035,698
OFILM Group Co. Ltd., Class A(a)	2,191,500	3,557,858
Oppein Home Group Inc., Class A	367,480	3,133,214
Orient Overseas International Ltd.	1,197,500	20,585,595
Orient Securities Co. Ltd., Class A	5,152,367	6,648,554
PDD Holdings Inc., ADR(a)(c)	6,260,900	604,239,459
Security	Shares	Value
China (continued)
People's Insurance Co. Group of China Ltd. (The), Class A	1,993,000	$2,279,341
People's Insurance Co. Group of China Ltd. (The), Class H	87,754,000	57,240,652
PetroChina Co. Ltd., Class A	10,680,337	12,269,263
PetroChina Co. Ltd., Class H	190,554,000	159,473,340
Pharmaron Beijing Co. Ltd., Class A	896,425	2,950,859
PICC Property & Casualty Co. Ltd., Class H	62,347,040	118,466,405
Ping An Bank Co. Ltd., Class A	7,805,236	12,492,693
Ping An Healthcare and Technology Co. Ltd.(b)	7,530,600	6,733,630
Ping An Insurance Group Co. of China Ltd., Class A	5,636,254	41,479,881
Ping An Insurance Group Co. of China Ltd., Class H	60,387,000	352,695,190
Piotech Inc., Class A, NVS	195,288	3,979,728
Poly Developments and Holdings Group Co. Ltd., Class A	6,568,611	7,375,706
Poly Property Group Co. Ltd.(c)	22,478,000	4,080,122
Pop Mart International Group Ltd.(b)	4,959,200	138,599,858
Postal Savings Bank of China Co. Ltd., Class A	14,540,900	10,730,667
Postal Savings Bank of China Co. Ltd., Class H(b)	79,301,000	51,422,842
Power Construction Corp. of China Ltd., Class A	10,217,944	6,672,217
Q Technology Group Co. Ltd.(c)	5,346,000	4,410,842
Qifu Technology Inc.	1,023,532	42,067,165
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	3,242,150	7,098,246
Range Intelligent Computing Technology Group Co. Ltd., Class A	946,100	5,605,038
Remegen Co. Ltd., Class H(a)(b)	1,152,500	7,063,297
RLX Technology Inc., ADR(c)	3,311,446	6,821,579
Rockchip Electronics Co. Ltd., Class A	227,300	4,525,135
Rongsheng Petrochemical Co. Ltd., Class A	5,619,021	6,680,578
SAIC Motor Corp. Ltd., Class A	4,286,090	9,602,203
Sailun Group Co. Ltd., Class A	2,530,200	4,384,449
Sanan Optoelectronics Co. Ltd., Class A	2,852,700	4,900,706
Sany Heavy Equipment International Holdings Co. Ltd.(c)	11,513,000	9,258,959
Sany Heavy Industry Co. Ltd., Class A	3,803,456	9,916,438
Satellite Chemical Co. Ltd., Class A	2,273,207	5,259,970
SDIC Capital Co. Ltd., Class A	5,125,000	4,939,406
SDIC Power Holdings Co. Ltd., Class A	4,237,100	9,195,496
Seazen Group Ltd.(a)(c)	21,916,000	5,390,071
Seres Group Co. Ltd., Class A, NVS	901,000	16,907,209
SF Holding Co. Ltd., Class A	2,251,392	14,369,726
SG Micro Corp., Class A	310,850	3,967,298
Shaanxi Coal Industry Co. Ltd., Class A	5,149,981	14,877,909
Shandong BoAn Biotechnology Co. Ltd., Class H(a)	1,210,600	1,827,562
Shandong Gold Mining Co. Ltd., Class A	2,208,986	9,216,229
Shandong Gold Mining Co. Ltd., Class H(b)	6,695,750	20,956,943
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,498,099	4,319,180
Shandong Nanshan Aluminum Co. Ltd., Class A	9,091,700	4,718,410
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	22,507,200	16,103,020
Shanghai Baosight Software Co. Ltd., Class A	781,016	2,709,969
Shanghai Baosight Software Co. Ltd., Class B	6,614,956	9,150,356
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	139,566	3,648,754
Shanghai Chicmax Cosmetic Co. Ltd., NVS(c)	638,200	5,310,716
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	8,019,209	4,608,992

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai Electric Group Co. Ltd., Class A(a)	7,242,700	$7,434,561
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,059,800	3,719,908
Shanghai Industrial Holdings Ltd.(c)	6,014,000	9,570,764
Shanghai International Airport Co. Ltd., Class A	962,803	4,314,560
Shanghai M&G Stationery Inc., Class A	756,747	3,088,033
Shanghai MicroPort MedBot Group Co. Ltd.(a)(c)	3,431,500	6,850,637
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,527,700	3,897,543
Shanghai Pudong Development Bank Co. Ltd., Class A	15,084,046	25,730,058
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,351,918	2,925,316
Shanghai RAAS Blood Products Co. Ltd., Class A	3,749,434	3,536,905
Shanghai Rural Commercial Bank Co. Ltd., Class A	6,402,500	7,955,357
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	439,424	8,339,052
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	841,800	2,909,862
Shanjin International Gold Co. Ltd., Class A	1,823,900	4,990,376
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,795,400	3,161,357
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,986,000	2,954,285
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	641,739	16,324,717
Shengyi Technology Co. Ltd., Class A	1,614,208	5,854,295
Shennan Circuits Co. Ltd., Class A	417,522	4,865,552
Shenwan Hongyuan Group Co. Ltd., Class A	15,334,892	10,035,172
Shenzhen Goodix Technology Co. Ltd., Class A	300,300	2,861,096
Shenzhen Inovance Technology Co. Ltd., Class A	856,842	7,787,495
Shenzhen International Holdings Ltd.	11,605,250	10,638,516
Shenzhen Investment Ltd.(c)	30,180,000	2,880,327
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	535,146	16,687,337
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	451,100	3,743,209
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	543,800	3,425,757
Shenzhen Transsion Holdings Co. Ltd., Class A	650,114	6,534,768
Shenzhou International Group Holdings Ltd.	7,242,500	52,375,986
Shoucheng Holdings Ltd.(c)	25,212,800	4,937,012
Shougang Fushan Resources Group Ltd.	23,372,000	7,710,265
Shui On Land Ltd.	52,020,666	4,103,437
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	108,692	4,525,593
Sichuan Changhong Electric Co. Ltd., Class A	2,502,500	3,417,570
Sichuan Chuantou Energy Co. Ltd., Class A	3,183,078	7,434,651
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,046,120	5,581,218
Sichuan Road & Bridge Group Co. Ltd., Class A	4,770,060	6,117,257
Sieyuan Electric Co. Ltd., Class A	613,200	6,127,082
Sihuan Pharmaceutical Holdings Group Ltd.(c)	51,257,000	6,396,486
Simcere Pharmaceutical Group Ltd.(b)(c)	8,008,000	13,127,111
Sino Biopharmaceutical Ltd.	89,214,000	50,322,289
Sinofert Holdings Ltd.	28,736,000	4,680,046
Sinolink Securities Co. Ltd., Class A	2,292,900	2,641,118
Sinopec Engineering Group Co. Ltd., Class H	16,161,500	11,452,726
Sinopec Kantons Holdings Ltd.(c)	15,078,000	8,422,497
Sinopharm Group Co. Ltd., Class H	11,759,200	28,347,661
Security	Shares	Value
China (continued)
Sinotruk Hong Kong Ltd.	6,245,000	$15,735,489
Skyworth Group Ltd.(a)(c)	15,018,000	5,848,275
Smoore International Holdings Ltd.(b)(c)	16,866,000	41,425,491
SooChow Securities Co. Ltd., Class A	5,276,400	5,808,470
Southwest Securities Co. Ltd., Class A	3,839,100	2,202,134
Spring Airlines Co. Ltd., Class A	693,400	5,645,598
SSY Group Ltd.(c)	13,844,411	5,158,799
Sun Art Retail Group Ltd.	24,688,000	7,472,170
Sunac China Holdings Ltd.(a)(c)	65,635,837	11,514,167
Sunac Services Holdings Ltd.(b)	12,754,000	2,705,843
Sungrow Power Supply Co. Ltd., Class A	1,137,220	9,494,711
Sunny Optical Technology Group Co. Ltd.	6,402,600	48,881,229
Sunwoda Electronic Co. Ltd., Class A	1,483,300	3,793,485
SUPCON Technology Co. Ltd., Class A	769,306	4,686,945
Superb Summit International Group Ltd.(a)(d)	998,771	1
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,210,700	4,714,305
Suzhou TFC Optical Communication Co. Ltd., Class A	348,440	3,947,860
SY Holdings Group Ltd.(c)	6,254,500	9,230,657
TAL Education Group, ADR(a)	3,731,579	36,681,422
TBEA Co. Ltd., Class A	2,948,187	4,741,818
TCL Electronics Holdings Ltd.(c)	10,302,000	13,350,891
TCL Technology Group Corp., Class A	13,264,112	7,847,508
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,232,638	2,340,449
Tencent Holdings Ltd.	58,094,500	3,662,429,616
Tencent Music Entertainment Group, ADR	6,813,118	114,732,907
Tiangong International Co. Ltd.(c)	15,448,000	3,718,529
Tianli International Holdings Ltd.(c)	11,361,000	5,343,531
Tianneng Power International Ltd.(c)	7,476,000	5,820,663
Tianqi Lithium Corp., Class A	892,200	3,563,393
Tianshan Aluminum Group Co. Ltd., Class A	3,278,700	3,496,546
Tianshui Huatian Technology Co. Ltd., Class A	2,677,136	3,236,733
Tingyi Cayman Islands Holding Corp.	17,272,000	28,264,771
Tong Ren Tang Technologies Co. Ltd., Class H	7,300,000	4,727,465
Tongcheng Travel Holdings Ltd.	11,732,000	32,966,522
TongFu Microelectronics Co. Ltd., Class A	917,700	2,977,099
Tongling Nonferrous Metals Group Co. Ltd., Class A	10,254,900	4,492,157
Tongwei Co. Ltd., Class A	2,354,277	5,304,733
Topsports International Holdings Ltd.(b)	18,319,000	6,523,408
Towngas Smart Energy Co. Ltd.	11,867,000	5,421,361
TravelSky Technology Ltd., Class H	8,128,000	11,528,471
Trina Solar Co. Ltd., Class A	1,234,216	2,286,888
Trip.com Group Ltd.	5,609,741	350,946,328
Tsingtao Brewery Co. Ltd., Class A	289,494	2,971,057
Tsingtao Brewery Co. Ltd., Class H	5,744,000	39,736,827
Tuya Inc.	2,603,504	6,300,480
UBTech Robotics Corp. Ltd.(a)	1,145,350	12,140,971
Unigroup Guoxin Microelectronics Co. Ltd., Class A	489,133	4,329,195
Unisplendour Corp. Ltd., Class A	1,808,435	5,995,206
Untrade Cteg(a)(d)	33,362,000	43
Untrade SMI Holdings(a)(d)	12,466,353	16
Untradelumena Newmat, NVS(a)(d)	43,450	—
Up Fintech Holding Ltd., ADR(a)(c)	1,043,812	8,465,315
Victory Giant Technology Huizhou Co. Ltd., Class A	468,100	5,627,979
Vipshop Holdings Ltd., ADR	2,929,422	40,396,729
Vnet Group Inc., ADR(a)	738,673	3,944,514
Wanguo International Mining Group Ltd.	1,520,000	5,221,729

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Wanhua Chemical Group Co. Ltd., Class A	1,141,986	$8,550,837
Want Want China Holdings Ltd.	43,262,000	27,761,331
Wasion Holdings Ltd.	3,940,000	3,622,384
Weibo Corp., ADR	786,383	7,116,766
Weichai Power Co. Ltd., Class A	2,436,980	5,063,904
Weichai Power Co. Ltd., Class H	18,075,000	35,193,243
Weimob Inc.(a)(b)(c)	33,154,000	7,208,533
Wens Foodstuff Group Co. Ltd., Class A	3,416,241	7,870,169
West China Cement Ltd.(c)	26,926,000	4,934,888
Western Mining Co. Ltd., Class A	1,651,100	3,601,675
Western Securities Co. Ltd., Class A	5,839,991	5,992,414
Western Superconducting Technologies Co. Ltd., Class A	548,320	3,757,802
Will Semiconductor Co. Ltd. Shanghai, Class A	609,169	10,492,559
Wingtech Technology Co. Ltd., Class A	727,300	3,421,087
Wuhan Guide Infrared Co. Ltd., Class A(a)	4,500,796	5,503,646
Wuliangye Yibin Co. Ltd., Class A	1,949,874	34,038,395
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,339,896	5,759,882
WuXi AppTec Co. Ltd., Class A	1,035,279	9,081,413
WuXi AppTec Co. Ltd., Class H(b)	3,017,907	26,297,690
Wuxi Biologics Cayman Inc.(a)(b)	31,346,000	99,004,761
XCMG Construction Machinery Co. Ltd., Class A	8,174,209	9,326,574
XD Inc.(a)(c)	2,974,600	13,912,966
Xiamen C & D Inc., Class A	2,088,000	2,866,327
Xiaomi Corp., Class B(a)(b)	154,310,600	993,298,283
Xinjiang Daqo New Energy Co. Ltd., Class A	957,050	2,547,580
Xinyi Solar Holdings Ltd.	37,644,800	11,301,251
XPeng Inc., Class A(a)(c)	11,296,050	109,433,504
Xtep International Holdings Ltd.	12,957,500	9,749,154
Yadea Group Holdings Ltd.(b)	11,192,000	17,046,850
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H(b)	1,588,500	3,075,040
Yankuang Energy Group Co. Ltd., Class A	2,518,921	4,490,503
Yankuang Energy Group Co. Ltd., Class H	29,306,700	34,773,483
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	873,668	4,175,735
Yealink Network Technology Corp. Ltd., Class A	817,506	3,816,243
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)(c)	2,607,600	4,617,167
Yidu Tech Inc. (a)(b)(c)	6,159,600	4,495,506
Yifeng Pharmacy Chain Co. Ltd., Class A	1,016,750	3,664,360
Yihai International Holding Ltd.(c)	4,912,000	8,349,559
Yihai Kerry Arawana Holdings Co. Ltd., Class A	987,601	4,143,732
Yixin Group Ltd.(b)	11,342,000	2,815,608
Yonyou Network Technology Co. Ltd., Class A(a)	2,085,883	3,772,336
Youngor Fashion Co. Ltd., Class A	2,487,832	2,587,253
Youyuan International Holdings Ltd.(a)(d)	4,800,100	6
YTO Express Group Co. Ltd., Class A	2,253,653	4,114,796
Yuexiu Property Co. Ltd.(c)	13,026,576	7,248,429
Yuexiu REIT	29,518,751	2,779,049
Yuexiu Transport Infrastructure Ltd.	12,392,000	5,686,111
Yum China Holdings Inc.	3,366,251	146,936,856
Yunnan Aluminium Co. Ltd., Class A	2,835,453	5,717,407
Yunnan Baiyao Group Co. Ltd., Class A	937,252	7,331,723
Yunnan Energy New Material Co. Ltd., Class A	570,332	2,192,550
Yunnan Yuntianhua Co. Ltd., Class A	1,329,100	4,013,374
Yutong Bus Co. Ltd., Class A	1,520,300	5,202,870
Zai Lab Ltd.(a)(c)	8,682,590	26,438,478
Zangge Mining Co. Ltd., Class A	1,543,846	7,741,835
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	274,269	7,740,509
Zhaojin Mining Industry Co. Ltd., Class H	15,668,000	39,687,869
Security	Shares	Value
China (continued)
Zhejiang China Commodities City Group Co. Ltd., Class A	3,058,120	$7,442,019
Zhejiang Chint Electrics Co. Ltd., Class A	1,530,573	4,643,162
Zhejiang Dahua Technology Co. Ltd., Class A	1,941,458	4,094,554
Zhejiang Expressway Co. Ltd., Class H	15,507,800	12,269,719
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,095,391	5,049,052
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	755,994	2,820,860
Zhejiang Juhua Co. Ltd., Class A	1,978,800	7,238,121
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	4,754,100	33,364,060
Zhejiang NHU Co. Ltd., Class A	2,382,458	7,241,392
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,366,500	4,884,072
Zhejiang Supor Co. Ltd., Class A	447,740	3,369,491
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,811,673	4,887,693
Zhejiang Zheneng Electric Power Co. Ltd., Class A	7,046,000	5,224,822
Zheshang Securities Co. Ltd., Class A	3,710,400	5,357,715
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	6,585,500	16,062,895
Zhongji Innolight Co. Ltd., Class A	644,403	8,351,796
Zhongjin Gold Corp. Ltd., Class A	3,219,818	6,240,566
Zhongsheng Group Holdings Ltd.	7,380,000	11,072,511
Zhongtai Securities Co. Ltd., Class A	5,402,400	4,552,931
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	10,972,500	3,666,788
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,805,800	20,350,767
Zijin Mining Group Co. Ltd., Class A	11,388,100	27,954,641
Zijin Mining Group Co. Ltd., Class H	50,926,000	113,201,592
Zonqing Environmental Ltd.(c)	1,818,000	2,093,653
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,140,500	5,075,292
ZTE Corp., Class A	1,724,839	7,407,477
ZTE Corp., Class H	7,313,640	20,404,152
ZTO Express Cayman Inc.	3,747,179	66,254,103
		22,802,512,566
Colombia — 0.1%
Cementos Argos SA	5,806,748	14,590,241
Grupo Cibest SA	2,312,836	27,163,994
Interconexion Electrica SA ESP	4,417,871	20,542,303
		62,296,538
Czech Republic — 0.1%
CEZ AS	1,439,750	79,245,372
Komercni Banka AS	709,360	32,829,603
Moneta Money Bank AS(b)	2,314,541	15,155,309
		127,230,284
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	20,189,777	33,615,816
Eastern Co. SAE	13,335,084	8,937,401
EFG Holding S.A.E.(a)	14,783,837	9,308,232
E-Finance for Digital & Financial Investments, NVS	6,884,796	2,663,431
Fawry for Banking & Payment Technology Services SAE(a)	18,270,257	4,189,382
Talaat Moustafa Group	7,750,786	8,566,986
Telecom Egypt Co.	4,706,598	3,417,391
		70,698,639
Greece — 0.6%
Aegean Airlines SA	247,674	3,616,508
Aktor SA Holding Co. Technical & Energy Projects(a)(c)	735,217	4,470,995

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece (continued)
Alpha Services and Holdings SA	19,278,295	$61,865,385
Athens International Airport SA	431,263	4,916,363
Athens Water Supply & Sewage Co. SA	444,043	2,967,224
Autohellas Tourist and Trading SA	43,676	573,283
Eurobank Ergasias Services and Holdings SA, Class A	22,398,229	68,987,750
FF Group(d)	343,633	4
GEK TERNA SA	609,784	13,270,044
Hellenic Telecommunications Organization SA	1,433,918	27,651,183
HELLENiQ ENERGY Holdings SA	675,973	5,803,633
Holding Co. ADMIE IPTO SA	1,946,341	7,014,517
Intralot SA-Integrated Information Systems & Gaming Services(a)	2,933,846	3,582,414
Jumbo SA	1,043,498	33,910,119
LAMDA Development SA(a)	856,665	6,380,633
Metlen Energy & Metals SA	930,993	47,207,542
Motor Oil Hellas Corinth Refineries SA	534,055	14,245,229
National Bank of Greece SA	7,972,762	94,936,247
OPAP SA	1,701,923	36,596,477
Optima bank SA	441,640	9,892,142
Piraeus Financial Holdings SA	9,188,979	61,215,771
Public Power Corp. SA	1,767,709	26,933,992
Sarantis SA	254,153	3,870,008
Titan SA	433,599	19,687,806
		559,595,269
Hong Kong — 0.2%
BeOne Medicines Ltd.(a)	7,435,864	141,816,008
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	4,006,341	19,913,867
MOL Hungarian Oil & Gas PLC	3,573,100	30,896,986
OTP Bank Nyrt	2,014,228	152,791,896
Richter Gedeon Nyrt	1,151,654	33,506,542
		237,109,291
India — 19.9%
360 ONE WAM Ltd.	1,652,005	19,290,118
3M India Ltd.	33,277	11,394,375
Aarti Industries Ltd.	1,806,916	9,920,063
Aarti Pharmalabs Ltd., NVS	572,214	6,108,271
ABB India Ltd.	489,471	34,192,652
Action Construction Equipment Ltd.	470,383	6,871,411
Adani Enterprises Ltd.	1,459,721	43,038,017
Adani Ports & Special Economic Zone Ltd.	4,880,299	81,857,470
Adani Power Ltd.(a)	5,402,527	34,347,768
Aditya Birla Fashion and Retail Ltd.(a)	4,048,095	4,065,404
Aditya Birla Lifestyle Brands Ltd., NVS	3,826,868	7,644,792
Aditya Birla Real Estate Ltd.	580,909	14,803,877
Aegis Logistics Ltd.	1,462,096	13,638,908
Affle 3i Ltd.(a)	746,907	15,159,121
AGI Greenpac Ltd.	173,205	1,707,955
AIA Engineering Ltd.	430,716	17,612,176
Ajanta Pharma Ltd.	459,050	13,489,993
Alembic Pharmaceuticals Ltd.	626,293	7,458,420
Alkem Laboratories Ltd.	395,296	23,563,218
Alkyl Amines Chemicals	202,801	4,621,764
Alok Industries Ltd.(a)	13,977,162	3,211,494
Amara Raja Energy & Mobility Ltd.	1,051,295	12,673,170
Amber Enterprises India Ltd.(a)	202,880	15,405,608
Ambuja Cements Ltd.	5,839,921	37,806,590
Anand Rathi Wealth Ltd.	325,002	7,132,773
Anant Raj Ltd.	1,460,969	9,603,066
Angel One Ltd.	415,485	14,769,750
Security	Shares	Value
India (continued)
Apar Industries Ltd.	169,659	$16,108,425
APL Apollo Tubes Ltd.	1,689,052	35,776,134
Apollo Hospitals Enterprise Ltd.	921,756	74,231,856
Apollo Tyres Ltd.	2,895,367	15,929,341
Aptus Value Housing Finance India Ltd.	1,740,337	6,937,789
Archean Chemical Industries Ltd., NVS	548,960	4,018,619
Arvind Ltd.	1,328,321	5,562,104
Ashok Leyland Ltd.	13,890,144	38,346,445
Ashoka Buildcon Ltd.(a)	1,777,538	4,579,687
Asian Paints Ltd.	3,416,902	90,275,722
Aster DM Healthcare Ltd.(b)	1,856,945	12,143,758
Astra Microwave Products Ltd.	486,717	6,233,644
Astral Ltd.	1,127,950	19,760,940
AstraZeneca Pharma India Ltd.	83,513	7,790,069
Atul Ltd.	130,417	10,884,698
AU Small Finance Bank Ltd.(b)	3,270,435	26,524,185
Aurobindo Pharma Ltd.(a)	2,357,112	31,652,136
Avanti Feeds Ltd.	748,563	7,394,084
Avenue Supermarts Ltd.(a)(b)	1,464,621	68,559,597
AWL Agri Business Ltd.(a)	3,318,076	10,683,880
Axis Bank Ltd.	20,673,009	288,436,878
Azad Engineering Ltd., NVS(a)	233,273	4,835,941
Bajaj Auto Ltd.	611,264	61,522,093
Bajaj Electricals Ltd.	554,230	4,451,359
Bajaj Finance Ltd.	2,529,615	271,774,536
Bajaj Finserv Ltd.	3,519,949	83,072,984
Bajaj Holdings & Investment Ltd.	275,629	43,263,382
Balaji Amines Ltd.	129,057	2,190,609
Balkrishna Industries Ltd.	769,264	22,267,307
Balrampur Chini Mills Ltd.	1,750,425	12,090,819
Bandhan Bank Ltd.(b)	6,827,405	13,592,449
Bank of Baroda	9,379,742	27,400,133
BASF India Ltd.	136,930	8,343,538
Bata India Ltd.	605,748	8,950,647
Bayer CropScience Ltd.	162,535	10,796,182
BEML Ltd., (Acquired 02/10/22, Cost: $6,377,673)(e)	212,825	10,535,081
Bharat Dynamics Ltd.	893,961	21,065,827
Bharat Electronics Ltd.	33,400,034	150,434,419
Bharat Forge Ltd.	2,426,309	35,253,373
Bharat Heavy Electricals Ltd.	9,794,627	29,802,970
Bharat Petroleum Corp. Ltd.	13,710,710	51,105,286
Bharti Airtel Ltd.	23,177,891	503,526,901
Biocon Ltd.	4,076,691	16,020,709
Birla Corp. Ltd.	346,885	5,574,921
Birlasoft Ltd.	1,704,152	7,985,764
BLS International Services Ltd.	1,743,332	8,300,250
Blue Dart Express Ltd.	78,187	6,052,211
Blue Star Ltd.	1,242,501	22,273,700
Bluspring Enterprises Ltd., NVS	922,734	1,730,093
Borosil Renewables Ltd.(a)	753,880	4,783,031
Bosch Ltd.	67,666	24,880,586
Brigade Enterprises Ltd.	1,302,866	16,683,346
Britannia Industries Ltd.	981,274	63,206,545
Brookfield India Real Estate Trust(b)	2,354,895	8,419,008
BSE Ltd.	1,772,850	55,536,908
Can Fin Homes Ltd.	1,078,523	9,952,422
Canara Bank	15,927,514	21,397,461
Carborundum Universal Ltd.	1,041,541	12,094,005
Cartrade Tech Ltd.(a)	514,281	9,344,318
Castrol India Ltd.	3,639,258	9,208,307
CCL Products India Ltd.	458,717	4,746,974

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Ceat Ltd.	296,345	$13,095,097
Central Depository Services India Ltd.	1,001,376	17,931,237
Century Plyboards India Ltd.	597,735	5,444,544
CESC Ltd.	7,391,591	14,035,938
CG Power & Industrial Solutions Ltd.	5,834,949	46,901,396
Chalet Hotels Ltd.(a)	827,430	8,873,653
Chambal Fertilisers and Chemicals Ltd.	1,978,809	12,759,266
Chennai Petroleum Corp. Ltd.	560,309	4,432,493
Cholamandalam Financial Holdings Ltd.	987,720	21,567,457
Cholamandalam Investment and Finance Co. Ltd.	3,879,577	72,740,425
CIE Automotive India Ltd.	1,500,612	7,893,726
Cipla Ltd.	4,902,902	84,095,519
City Union Bank Ltd.	4,963,357	11,369,662
Clean Science & Technology Ltd.	321,056	5,819,273
CMS Info Systems Ltd.	1,396,619	8,034,352
Coal India Ltd.	16,707,909	77,678,825
Coforge Ltd.	591,976	59,271,970
Cohance Lifesciences Ltd.(a)	1,245,080	15,243,744
Colgate-Palmolive India Ltd.	1,223,968	35,167,689
Computer Age Management Services Ltd.	416,554	19,308,583
Concord Biotech Ltd., NVS	222,906	4,563,939
Container Corp. of India Ltd.	2,384,115	21,872,574
Coromandel International Ltd.	1,032,121	27,650,307
CreditAccess Grameen Ltd.	557,815	7,471,717
CRISIL Ltd.	188,501	11,563,818
Crompton Greaves Consumer Electricals Ltd.	5,983,374	24,708,572
Cummins India Ltd.	1,303,162	49,825,098
Cyient Ltd.	836,560	13,201,610
Dabur India Ltd.	4,773,361	26,964,203
Data Patterns India Ltd.(a)	255,335	8,515,138
Deepak Fertilisers & Petrochemicals Corp. Ltd.	751,446	13,039,234
Deepak Nitrite Ltd.	599,439	14,212,680
Delhivery Ltd.(a)	4,678,809	19,594,851
Devyani International Ltd.(a)	4,860,234	9,540,807
Digitide Solutions Ltd., NVS	922,734	1,730,093
Divi's Laboratories Ltd.	1,070,920	82,867,693
Dixon Technologies India Ltd.	331,067	56,944,437
DLF Ltd.	6,830,399	63,784,119
Dodla Dairy Ltd., NVS	152,354	2,191,583
Dr Lal PathLabs Ltd.(b)	340,245	11,077,001
Dr Reddy's Laboratories Ltd.	5,301,232	77,645,059
Easy Trip Planners Ltd., NVS(a)	21,505,411	2,818,808
eClerx Services Ltd.	199,357	8,257,151
Edelweiss Financial Services Ltd.	5,991,263	7,618,141
Eicher Motors Ltd.	1,258,331	78,534,896
EID Parry India Ltd.(a)	1,067,571	11,861,910
EIH Ltd.	2,385,962	10,313,361
Elecon Engineering Co. Ltd.	802,989	6,240,065
Electrosteel Castings Ltd.	3,093,225	3,721,512
Elgi Equipments Ltd.	1,867,452	11,688,027
Emami Ltd.	1,934,038	13,216,879
Embassy Developments Ltd.(a)	5,181,462	6,757,489
Embassy Office Parks REIT	7,502,040	33,458,547
Endurance Technologies Ltd.(b)	404,244	11,484,487
Engineers India Ltd.	3,280,696	8,817,336
Equitas Small Finance Bank Ltd.(b)	5,651,071	4,204,268
Eris Lifesciences Ltd.(b)	491,280	9,088,230
Eternal Ltd.(a)	43,575,338	121,369,607
Exide Industries Ltd.	4,133,996	18,704,403
Federal Bank Ltd.	17,598,317	41,615,623
Fine Organic Industries Ltd.	106,891	5,852,146
Security	Shares	Value
India (continued)
Finolex Cables Ltd.	797,103	$9,074,083
Finolex Industries Ltd.	3,185,988	8,135,967
Firstsource Solutions Ltd.	3,899,217	16,927,404
Five-Star Business Finance Ltd., NVS(a)	1,524,373	12,659,224
Force Motors Ltd.	47,168	6,979,663
Fortis Healthcare Ltd.	4,838,249	39,986,898
FSN E-Commerce Ventures Ltd.(a)	10,300,533	24,469,181
Gabriel India Ltd.	614,873	4,738,964
GAIL India Ltd.	21,664,456	48,148,143
Garden Reach Shipbuilders & Engineers Ltd.	298,400	10,486,913
GE Vernova T&D India Ltd.	1,065,384	27,961,680
Genus Power Infrastructures Ltd.	778,528	3,604,548
GHCL Ltd.	919,522	6,590,797
Gillette India Ltd.	69,676	7,678,559
Gland Pharma Ltd.(b)	382,843	7,113,032
GlaxoSmithKline Pharmaceuticals Ltd.	398,698	15,380,414
Glenmark Pharmaceuticals Ltd.	1,435,850	24,463,277
Global Health Ltd., NVS(a)	737,486	10,234,776
GMM Pfaudler Ltd.	413,380	5,474,528
GMR Airports Infrastructure Ltd.(a)	24,577,701	24,194,740
Go Digit General Insurance Ltd.(a)	2,043,867	8,253,394
Godawari Power and Ispat Ltd.	2,220,944	4,954,543
Godfrey Phillips India Ltd.	125,587	12,802,110
Godrej Consumer Products Ltd.	3,732,261	53,764,449
Godrej Properties Ltd.(a)	1,414,945	37,163,910
Gokaldas Exports Ltd.(a)	585,495	6,792,713
Granules India Ltd.	1,650,910	10,248,382
Graphite India Ltd.	1,080,064	6,904,748
Grasim Industries Ltd.	2,526,887	75,261,330
Great Eastern Shipping Co. Ltd. (The)	1,112,668	12,109,724
Grindwell Norton Ltd.	450,489	9,473,601
Gujarat Fluorochemicals Ltd.	291,394	12,115,674
Gujarat Gas Ltd.	1,753,298	9,440,127
Gujarat Mineral Development Corp. Ltd.	837,214	3,502,602
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,098,438	6,885,556
Gujarat Pipavav Port Ltd.	4,399,367	8,036,029
Gujarat State Fertilizers & Chemicals Ltd.	2,605,529	6,098,082
Gujarat State Petronet Ltd.	2,682,118	10,314,172
Happiest Minds Technologies Ltd.	1,071,140	7,446,862
Havells India Ltd.	2,284,603	40,789,073
HBL Engineering Ltd.	1,026,272	7,206,617
HCL Technologies Ltd.	8,634,042	165,267,504
HDFC Asset Management Co. Ltd.(b)	857,911	47,997,967
HDFC Bank Ltd.	51,163,268	1,167,548,148
HDFC Life Insurance Co. Ltd.(b)	8,811,368	80,066,084
HEG Ltd.	701,106	4,294,683
Hero MotoCorp Ltd.	1,083,998	54,620,837
Hexaware Technologies Ltd.	1,094,618	10,989,635
HFCL Ltd.	8,158,092	8,361,619
Himadri Speciality Chemical Ltd.	1,857,288	10,272,941
Hindalco Industries Ltd.	12,286,201	91,155,069
Hindustan Aeronautics Ltd., NVS	1,825,013	106,218,872
Hindustan Construction Co. Ltd.(a)	11,681,011	4,619,890
Hindustan Copper Ltd.	2,734,196	7,927,235
Hindustan Petroleum Corp. Ltd.	8,893,292	42,790,133
Hindustan Unilever Ltd.	7,416,219	203,739,352
Home First Finance Co. India Ltd.(b)	709,791	10,589,612
Honasa Consumer Ltd., NVS(a)	1,052,882	3,897,225
Hyundai Motor India Ltd.(a)	1,515,774	32,719,109
ICICI Bank Ltd.	47,733,936	809,640,066
ICICI Lombard General Insurance Co. Ltd.(b)	2,293,760	50,328,361

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
ICICI Prudential Life Insurance Co. Ltd.(b)	3,426,308	$26,514,684
IDFC First Bank Ltd.(a)	32,391,081	25,762,744
IFCI Ltd.(a)	6,734,000	5,320,052
IIFL Finance Ltd.(a)	2,038,570	10,391,313
India Cements Ltd. (The)(a)	191,687	710,875
IndiaMART Intermesh Ltd.(b)	345,534	9,429,639
Indian Energy Exchange Ltd.(b)	5,727,055	13,447,927
Indian Hotels Co. Ltd., Class A	8,149,784	73,419,308
Indian Oil Corp. Ltd.	25,359,599	42,131,257
Indian Railway Catering & Tourism Corp. Ltd.	2,343,127	20,739,989
Indraprastha Gas Ltd.	5,227,103	12,638,948
Indus Towers Ltd.(a)	11,504,475	51,698,845
IndusInd Bank Ltd.	5,123,813	48,980,815
Infibeam Avenues Ltd.	11,884,281	3,011,853
Info Edge India Ltd.	3,559,367	59,447,628
Infosys Ltd.	29,977,593	547,833,339
Inox India Ltd., NVS(a)	218,874	3,058,351
Inox Wind Ltd.(a)	5,857,297	13,370,117
Intellect Design Arena Ltd.	928,180	12,731,787
InterGlobe Aviation Ltd.(a)(b)	1,740,261	108,615,736
Ipca Laboratories Ltd.	1,294,768	21,578,137
IRB Infrastructure Developers Ltd., NVS	16,756,164	10,064,803
IRCON International Ltd.(b)	3,498,036	7,821,146
ITC Hotels Ltd.(a)	6,406,361	16,198,831
ITC Ltd.	27,116,704	132,670,239
Jai Balaji Industries Ltd.(a)	1,417,571	1,751,347
Jain Irrigation Systems Ltd.(a)	2,727,982	1,823,892
Jaiprakash Power Ventures Ltd.(a)	32,774,443	5,954,064
Jammu & Kashmir Bank Ltd. (The)	4,212,500	5,122,486
JB Chemicals & Pharmaceuticals Ltd., NVS	628,177	12,300,867
JBM Auto Ltd., NVS	579,430	4,863,018
Jindal Saw Ltd.	2,223,694	5,520,601
Jindal Stainless Ltd.	3,013,255	22,753,815
Jindal Steel & Power Ltd.	3,622,650	40,269,725
Jio Financial Services Ltd., NVS(a)	25,995,674	87,288,435
JK Cement Ltd.	341,805	21,997,703
JK Lakshmi Cement Ltd.	420,876	4,169,386
JK Paper Ltd.	1,195,027	5,118,782
JK Tyre & Industries Ltd.	1,037,151	4,529,466
JM Financial Ltd.	5,335,996	7,969,734
JSW Energy Ltd.	4,082,281	23,319,805
JSW Steel Ltd.	5,848,908	68,129,435
Jubilant Foodworks Ltd.	3,638,940	27,890,265
Jubilant Ingrevia Ltd.	961,087	7,898,799
Jubilant Pharmova Ltd., Class A	765,143	10,507,289
Jupiter Wagons Ltd., NVS	1,522,716	7,050,855
Just Dial Ltd.(a)	392,681	4,077,045
Jyothy Labs Ltd.	1,975,054	7,964,809
Kajaria Ceramics Ltd.	923,867	11,241,140
Kalpataru Projects International Ltd.	1,070,585	14,280,823
Kalyan Jewellers India Ltd.	3,876,181	25,422,532
Kansai Nerolac Paints Ltd.	2,354,353	6,985,111
Karnataka Bank Ltd. (The)	1,754,673	4,063,237
Karur Vysya Bank Ltd. (The)	5,340,502	13,853,260
Kaveri Seed Co. Ltd.	381,997	6,438,043
Kaynes Technology India Ltd., NVS(a)	256,455	17,942,100
KEC International Ltd.	1,408,417	13,712,775
KEI Industries Ltd.	578,039	24,426,484
Kfin Technologies Ltd.	949,165	11,998,038
Kirloskar Brothers Ltd.	239,106	5,069,750
Kirloskar Oil Engines Ltd.	693,275	7,344,554
Kirloskar Pneumatic Co. Ltd., NVS	310,805	4,560,368
Security	Shares	Value
India (continued)
Kotak Mahindra Bank Ltd.	9,910,546	$240,584,953
KPI Green Energy Ltd.(b)	1,000,013	5,714,490
KPIT Technologies Ltd.	1,591,635	24,915,136
KPR Mill Ltd.	1,095,836	14,444,955
Krishna Institute of Medical Sciences Ltd.(a)(b)	2,012,196	16,089,338
KSB Ltd.	256,248	2,538,845
L&T Finance Ltd.	7,313,727	14,667,190
Larsen & Toubro Ltd.	6,096,950	262,088,604
Laurus Labs Ltd.(b)	3,352,831	23,909,272
Lemon Tree Hotels Ltd.(a)(b)	6,376,364	10,392,688
LIC Housing Finance Ltd.	2,785,001	19,449,115
Lloyds Engineering Works Ltd., NVS	6,662,088	4,759,527
LMW Ltd.	60,755	11,852,954
LT Foods Ltd.	1,558,832	8,022,478
LTIMindtree Ltd.(b)	700,497	41,528,932
Lupin Ltd.	2,136,724	48,999,267
Macrotech Developers Ltd.	2,719,984	45,420,734
Mahanagar Gas Ltd.	581,187	9,010,181
Maharashtra Seamless Ltd.	352,883	2,857,684
Mahindra & Mahindra Financial Services Ltd.	5,073,285	15,501,454
Mahindra & Mahindra Ltd.	8,475,304	295,184,845
Mahindra Lifespace Developers Ltd.	947,879	3,848,163
Man Infraconstruction Ltd.	928,181	1,783,761
Manappuram Finance Ltd.	5,203,476	14,525,100
Mankind Pharma Ltd.(a)	1,113,127	32,157,996
Marico Ltd.	4,812,415	40,320,057
Marksans Pharma Ltd.	1,995,624	6,106,858
Maruti Suzuki India Ltd.	1,139,265	164,331,578
Mastek Ltd.	235,434	6,404,463
Max Financial Services Ltd.(a)	2,455,729	43,147,052
Max Healthcare Institute Ltd.	7,163,960	94,196,761
Medplus Health Services Ltd.(a)	589,243	6,656,375
Metropolis Healthcare Ltd.(a)(b)	346,455	6,815,681
Mindspace Business Parks REIT(b)	2,024,553	9,348,779
MOIL Ltd.	685,318	3,030,054
Motherson Sumi Wiring India Ltd.	22,396,828	15,182,138
Motilal Oswal Financial Services Ltd.	1,448,488	13,735,188
Mphasis Ltd.	963,382	28,826,381
MRF Ltd.	21,140	34,333,470
Mrs Bectors Food Specialities Ltd.	300,229	5,123,551
MTAR Technologies Ltd.(a)	298,841	5,741,430
Multi Commodity Exchange of India Ltd.	224,717	17,373,603
Muthoot Finance Ltd.	1,197,476	31,069,748
Narayana Hrudayalaya Ltd.	835,083	17,016,150
Natco Pharma Ltd.	878,170	9,063,930
National Aluminium Co. Ltd.	7,773,175	16,423,180
Nava Ltd.	1,222,683	7,040,059
Navin Fluorine International Ltd.	306,334	15,264,386
Nazara Technologies Ltd.(a)	277,145	4,201,007
NBCC India Ltd.	9,235,421	13,343,859
NCC Ltd./India	4,736,948	12,823,465
Nestle India Ltd., NVS	3,040,548	85,208,115
Netweb Technologies India Ltd., NVS	212,246	4,962,232
Network18 Media & Investments Ltd.(a)	4,233,137	2,700,222
Neuland Laboratories Ltd.	72,186	9,700,785
Newgen Software Technologies Ltd.	627,490	9,082,411
NHPC Ltd., NVS	27,890,794	28,530,512
NIIT Learning Systems Ltd., NVS	858,147	3,299,693
Nippon Life India Asset Management Ltd.(b)	1,673,323	14,508,975
NLC India Ltd.	2,959,519	8,374,263
NMDC Ltd.	28,226,676	23,543,680
NMDC Steel Ltd., NVS(a)	7,814,013	3,485,498

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
NTPC Ltd.	39,547,196	$154,494,951
Nuvama Wealth Management Ltd., NVS	127,884	10,770,336
Nuvoco Vistas Corp. Ltd.(a)	1,236,116	5,176,659
Oberoi Realty Ltd.	1,227,035	25,081,053
Oil & Natural Gas Corp. Ltd.	28,481,808	79,788,010
Oil India Ltd.	4,581,830	22,882,831
Ola Electric Mobility Ltd.(a)	5,988,979	3,570,067
Olectra Greentech Ltd.	502,477	7,233,549
One 97 Communications Ltd., NVS(a)	2,664,465	27,750,937
Onesource Specialty Pharma Ltd., NVS(a)	404,583	9,101,441
Oracle Financial Services Software Ltd.	208,486	20,683,622
Orient Cement Ltd.	1,047,969	4,290,755
Orient Electric Ltd.	1,392,578	3,696,351
Page Industries Ltd.	57,613	31,242,090
Paradeep Phosphates Ltd., NVS(b)	1,890,087	3,809,432
PB Fintech Ltd.(a)	3,161,393	65,160,376
PCBL Ltd.	1,688,369	7,879,019
Persistent Systems Ltd., NVS	1,009,058	66,475,317
Petronet LNG Ltd.	7,188,908	25,840,605
PG Electroplast Ltd.	1,334,382	12,040,819
Phoenix Mills Ltd. (The)	1,871,059	33,667,421
PI Industries Ltd.	729,024	32,592,456
Pidilite Industries Ltd.	1,428,574	51,908,034
Piramal Enterprises Ltd.	1,022,143	13,262,489
Piramal Pharma Ltd., NVS	5,792,868	13,978,749
PNB Housing Finance Ltd.(a)(b)	1,275,696	15,604,847
Poly Medicure Ltd.	350,291	9,251,715
Polycab India Ltd.	489,460	34,314,531
Poonawalla Fincorp Ltd.(a)	2,474,385	11,697,984
Power Finance Corp. Ltd.	13,505,838	64,216,116
Power Grid Corp. of India Ltd.	41,951,879	142,261,706
Praj Industries Ltd.	1,560,000	8,764,243
Prestige Estates Projects Ltd.	1,652,355	28,371,487
Procter & Gamble Health Ltd.	74,185	4,982,943
PTC India Ltd.	2,121,100	4,372,123
Punjab National Bank	20,648,471	25,592,822
PVR Inox Ltd.(a)	734,309	8,455,422
Quess Corp. Ltd.(b)	924,170	3,388,353
Radico Khaitan Ltd.	793,474	23,523,987
Rail Vikas Nigam Ltd.	4,784,352	22,711,880
Railtel Corp. of India Ltd.	1,336,644	6,231,682
Rain Industries Ltd.	2,685,701	4,434,503
Rainbow Children's Medicare Ltd.	454,731	7,452,095
Rajesh Exports Ltd.(a)	759,458	1,785,749
Rallis India Ltd.	1,453,034	5,444,160
Ramco Cements Ltd. (The)	1,140,129	13,016,230
Ramkrishna Forgings Ltd.	870,437	6,177,834
Ratnamani Metals & Tubes Ltd.	245,498	8,150,215
RattanIndia Enterprises Ltd.(a)	4,368,137	2,386,040
RattanIndia Power Ltd.(a)	23,560,616	3,135,619
Raymond Lifestyle Ltd., NVS(a)	352,748	4,214,782
Raymond Ltd.	437,555	3,226,076
Raymond Realty Ltd., NVS	436,875	5,305,804
RBL Bank Ltd.(b)	4,585,457	11,438,748
REC Ltd.	11,934,438	56,285,442
Redington Ltd.	5,805,353	17,575,030
Relaxo Footwears Ltd.	766,087	3,913,178
Reliance Industries Ltd.	54,966,978	914,217,725
Reliance Infrastructure Ltd.(a)	2,210,087	8,543,194
Reliance Power Ltd.(a)	25,351,916	17,220,175
Religare Enterprises Ltd.(a)	1,323,852	3,572,681
Rhi Magnesita India Ltd.	551,381	2,971,544
Security	Shares	Value
India (continued)
RITES Ltd.	1,244,929	$4,043,882
RR Kabel Ltd., NVS	306,758	5,118,573
Safari Industries India Ltd.	220,225	5,945,920
SAI Life Sciences Ltd.(a)(b)	656,662	5,813,988
Sammaan Capital Ltd.	5,034,514	7,311,386
Samvardhana Motherson International Ltd.	29,362,144	52,589,080
Sanofi India Ltd.	103,885	7,524,578
Sansera Engineering Ltd.(b)	439,415	6,996,915
Sapphire Foods India Ltd.(a)	1,798,877	6,697,290
Sarda Energy & Minerals Ltd., NVS	1,083,480	5,542,301
Saregama India Ltd.	824,234	5,227,114
SBI Cards & Payment Services Ltd.	2,490,745	26,808,071
SBI Life Insurance Co. Ltd.(b)	4,141,934	87,823,902
Sheela Foam Ltd.(a)	386,658	2,839,789
Shipping Corp. of India Ltd.	1,717,842	4,049,514
Shree Cement Ltd.	87,323	30,229,662
Shree Renuka Sugars Ltd.(a)	8,812,922	3,388,133
Shriram Finance Ltd.	12,910,540	96,612,448
Siemens Energy India Ltd., NVS	827,723	23,969,871
Siemens Ltd.	829,011	31,680,513
SJVN Ltd.	7,590,229	8,545,747
SKF India Ltd.	221,940	12,200,043
Sobha Ltd.	404,679	6,795,592
Solar Industries India Ltd.	251,516	47,372,635
Sona Blw Precision Forgings Ltd.(b)	4,098,083	26,082,788
Sonata Software Ltd.	1,750,484	8,372,356
South Indian Bank Ltd. (The)	15,618,604	5,389,912
SRF Ltd.	1,260,075	42,163,680
Star Health & Allied Insurance Co. Ltd.(a)	2,262,170	12,659,138
State Bank of India	16,027,331	152,378,525
Sterling and Wilson Renewable(a)	1,399,531	4,623,791
Sterlite Technologies Ltd.(a)	2,624,546	2,210,294
STL Networks Ltd., NVS	2,620,466	791,881
Strides Pharma Science Ltd.	842,904	7,994,835
Sumitomo Chemical India Ltd.	1,263,091	7,488,831
Sun Pharmaceutical Industries Ltd.	8,723,362	171,255,910
Sun TV Network Ltd.	1,136,431	8,367,769
Sundaram Finance Ltd.	569,032	34,252,186
Sundram Fasteners Ltd.	885,109	10,614,973
Sunteck Realty Ltd.	691,656	3,362,294
Supreme Industries Ltd.	582,640	28,260,441
Surya Roshni Ltd., NVS	926,286	3,580,757
Suzlon Energy Ltd.(a)	87,302,071	73,127,518
Swan Energy Ltd.	1,153,174	5,850,479
Symphony Ltd.	227,100	3,236,715
Syngene International Ltd.(b)	1,389,986	10,517,430
Syrma SGS Technology Ltd.	734,577	4,635,464
Tanla Platforms Ltd.	747,478	5,408,737
Tata Chemicals Ltd.	1,301,095	13,498,180
Tata Communications Ltd.	1,043,505	20,461,296
Tata Consultancy Services Ltd.	8,144,539	329,769,659
Tata Consumer Products Ltd.	5,419,069	70,120,194
Tata Elxsi Ltd.	319,634	24,060,831
Tata Investment Corp. Ltd.	119,873	9,433,529
Tata Motors Ltd.	18,186,859	153,119,968
Tata Power Co. Ltd. (The)	15,008,858	69,020,064
Tata Steel Ltd.	67,674,663	127,732,911
Tata Technologies Ltd.	1,278,753	11,571,286
Tata Teleservices Maharashtra Ltd.(a)	5,243,505	4,472,369
Tech Mahindra Ltd.	4,924,344	90,632,651
Techno Electric & Engineering Co. Ltd.	544,816	8,990,347
Tejas Networks Ltd.(a)(b)	749,608	6,299,074

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Texmaco Rail & Engineering Ltd.	2,039,598	$3,798,098
Thermax Ltd.	342,509	13,585,200
Tilaknagar Industries Ltd.	1,244,448	5,412,241
Timken India Ltd.	277,157	10,127,069
Titagarh Rail System Ltd.	780,477	8,143,771
Titan Co. Ltd.	3,214,774	133,673,437
Torrent Pharmaceuticals Ltd.	1,066,242	39,609,921
Torrent Power Ltd.	1,580,078	25,407,855
Transformers & Rectifiers India Ltd.	1,083,543	6,621,789
Trent Ltd.	1,670,255	110,311,785
Trident Ltd.	16,206,199	6,034,510
Triveni Turbine Ltd.	1,340,365	9,117,737
TTK Prestige Ltd.	655,565	4,770,513
Tube Investments of India Ltd.	1,004,284	35,984,920
TVS Holdings Ltd.	39,927	5,533,183
TVS Motor Co. Ltd.	2,221,564	72,261,012
Ujjivan Small Finance Bank Ltd.(b)	9,698,705	4,882,435
UltraTech Cement Ltd.	1,050,168	137,773,134
Union Bank of India Ltd.	13,449,630	23,102,999
United Spirits Ltd.	2,877,114	51,159,357
UNO Minda Ltd.	1,839,406	21,637,280
UPL Ltd.	4,150,904	30,512,463
Usha Martin Ltd.	1,397,926	5,075,304
UTI Asset Management Co. Ltd.	567,681	7,904,436
VA Tech Wabag Ltd.(a)	515,867	9,827,706
Valor Estate Ltd.(a)	1,594,678	3,597,314
Vardhman Textiles Ltd.	1,388,643	7,988,130
Varun Beverages Ltd.	12,123,033	67,565,107
Vedant Fashions Ltd.	427,181	3,982,681
Vedanta Ltd.	12,461,954	63,566,356
Vesuvius India Ltd.	66,216	4,597,133
V-Guard Industries Ltd.	2,273,494	10,086,497
Vinati Organics Ltd.	352,580	7,611,982
VIP Industries Ltd.(a)	845,217	3,576,921
V-Mart Retail Ltd.(a)	129,122	5,144,766
Vodafone Idea Ltd.(a)	231,787,730	18,786,188
Voltamp Transformers Ltd.	60,008	5,822,050
Voltas Ltd.	2,072,696	30,614,364
Waaree Renewable Technologies Ltd., NVS	291,017	3,597,125
Welspun Corp. Ltd.	1,384,921	15,189,802
Welspun Living Ltd.	3,464,309	5,378,789
Westlife Foodworld Ltd.(a)	732,435	5,730,276
Whirlpool of India Ltd.	597,067	8,641,424
Wipro Ltd.	23,682,322	69,191,895
Wockhardt Ltd.(a)	700,560	12,017,863
Wonderla Holidays Ltd.	68,444	526,821
Yes Bank Ltd.(a)	128,574,346	32,319,390
Zee Entertainment Enterprises Ltd.	6,877,101	10,483,787
Zen Technologies Ltd.	458,524	11,494,190
Zensar Technologies Ltd.	1,307,416	12,747,598
ZF Commercial Vehicle Control Systems India Ltd.	66,141	10,329,774
Zydus Lifesciences Ltd.	2,219,447	24,170,293
		17,395,157,876
Indonesia — 1.4%
AKR Corporindo Tbk PT	115,670,200	9,030,607
Alamtri Resources Indonesia Tbk PT	116,417,900	15,723,183
Amman Mineral Internasional PT(a)	61,053,328	25,950,590
Aneka Tambang Tbk	83,250,543	15,877,840
Aspirasi Hidup Indonesia Tbk PT	76,023,800	2,675,291
Astra Agro Lestari Tbk PT	6,532,700	2,406,151
Astra International Tbk PT	182,541,800	54,279,992
Security	Shares	Value
Indonesia (continued)
Bank Aladin Syariah Tbk PT(a)	54,311,600	$2,850,609
Bank Central Asia Tbk PT	504,461,100	291,019,701
Bank Jago Tbk PT(a)	39,015,100	4,371,507
Bank Mandiri Persero Tbk PT	339,419,500	110,277,535
Bank Negara Indonesia Persero Tbk PT	136,006,900	37,511,093
Bank Rakyat Indonesia Persero Tbk PT	618,122,595	168,180,615
Bank Tabungan Negara Persero Tbk PT	55,974,076	4,320,344
Barito Pacific Tbk PT	236,861,788	18,281,210
BFI Finance Indonesia Tbk PT	83,356,300	4,630,906
Bukalapak.com PT Tbk(a)	626,973,700	5,259,192
Bukit Asam Tbk PT	42,779,500	7,586,406
Bumi Resources Minerals Tbk PT(a)	539,496,900	12,887,923
Bumi Resources Tbk PT(a)	968,460,200	6,983,653
Bumi Serpong Damai Tbk PT(a)	98,784,100	5,392,349
Chandra Asri Pacific Tbk PT	75,989,333	43,562,055
Charoen Pokphand Indonesia Tbk PT	72,086,900	21,421,983
Ciputra Development Tbk PT	105,156,327	6,334,316
ESSA Industries Indonesia Tbk PT	82,051,600	2,965,819
GoTo Gojek Tokopedia Tbk PT(a)	8,243,269,300	32,407,519
Hanson International Tbk PT(a)(d)	783,666,700	1
Indah Kiat Pulp & Paper Tbk PT	26,336,100	10,361,352
Indo Tambangraya Megah Tbk PT	4,405,700	6,110,335
Indocement Tunggal Prakarsa Tbk PT	15,301,000	5,255,909
Indofood CBP Sukses Makmur Tbk PT	21,991,800	14,696,159
Indofood Sukses Makmur Tbk PT	40,552,500	19,575,154
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	53,531,000	1,691,847
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	58,992,200	5,813,289
Jasa Marga Persero Tbk PT	24,352,380	5,695,676
Kalbe Farma Tbk PT	189,087,300	17,565,209
Medco Energi Internasional Tbk PT	77,582,880	5,828,284
Medikaloka Hermina Tbk PT	61,105,700	5,776,721
Merdeka Copper Gold Tbk PT(a)	97,717,388	12,049,097
Mitra Adiperkasa Tbk PT	102,257,500	8,155,763
Mitra Keluarga Karyasehat Tbk PT	18,431,879	3,077,637
Pabrik Kertas Tjiwi Kimia Tbk PT	15,871,900	5,870,750
Pakuwon Jati Tbk PT	213,247,600	5,229,538
Panin Financial Tbk PT(a)	186,643,700	3,367,028
Perusahaan Gas Negara Tbk PT	100,853,000	11,241,895
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
Sarana Menara Nusantara Tbk PT	218,133,200	7,825,107
Semen Indonesia Persero Tbk PT	31,947,909	5,506,507
Sugih Energy Tbk PT(a)(d)	27,492,211	—
Sumber Alfaria Trijaya Tbk PT	166,191,100	24,796,020
Telkom Indonesia Persero Tbk PT	451,523,100	78,055,572
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT	11,550,800	4,289,892
United Tractors Tbk PT	14,517,600	19,987,727
Waskita Karya Persero Tbk PT(a)(d)	135,029,644	920,920
XLSMART Telecom Sejahtera Tbk. PT	44,800,300	6,050,378
		1,206,982,156
Kuwait — 0.9%
Agility Public Warehousing Co. KSC	14,352,279	11,674,154
Al Ahli Bank of Kuwait KSCP	12,441,457	12,155,812
Arabi Group Holding KSC(a)(d)	2,201,842	2,762,617
Arzan Financial Group for Financing & Investment KPSC	6,011,563	5,459,326
Boubyan Bank KSCP	14,628,023	32,035,299
Boubyan Petrochemicals Co. KSCP	4,654,939	10,406,887
Boursa Kuwait Securities Co. KPSC	762,455	7,936,390
Burgan Bank SAK	10,112,080	8,332,670
Commercial Real Estate Co. KSC	8,150,926	4,906,892

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Kuwait (continued)
Gulf Bank KSCP	17,997,158	$19,606,316
Gulf Cable & Electrical Industries Co. KSCP	1,098,977	8,045,715
Humansoft Holding Co. KSC	950,826	8,051,192
Jazeera Airways Co. KSCP	1,091,511	5,410,423
Kuwait Finance House KSCP	99,946,698	244,114,883
Kuwait International Bank KSCP	10,843,726	8,441,250
Kuwait Projects Co. Holding KSCP(a)	22,115,592	6,511,721
Kuwait Real Estate Co. KSC	8,589,607	10,535,250
Mabanee Co. KPSC	7,394,767	20,243,129
Mobile Telecommunications Co. KSCP	17,420,680	27,085,084
National Bank of Kuwait SAKP	75,275,405	234,416,467
National Industries Group Holding SAK	21,974,766	17,087,395
National Investments Co. KSCP	4,738,297	4,241,413
National Real Estate Co. KPSC(a)	11,289,950	2,935,792
Salhia Real Estate Co. KSCP	5,647,387	7,564,204
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	6,868,254	3,200,783
Warba Bank KSCP(a)	34,322,471	27,613,119
		750,774,183
Malaysia — 1.5%
AFFIN Bank Bhd	4,504,795	2,844,464
Alliance Bank Malaysia Bhd(c)	9,623,900	9,793,537
AMMB Holdings Bhd	20,164,700	24,817,191
Axiata Group Bhd	26,036,700	12,535,535
British American Tobacco Malaysia Bhd	623,900	857,469
Bursa Malaysia Bhd(c)	6,356,000	11,338,732
Carlsberg Brewery Malaysia Bhd	1,975,500	9,050,217
CELCOMDIGI Bhd	33,720,000	29,469,846
Chin Hin Group Bhd, NVS(a)(c)	11,626,300	5,763,302
CIMB Group Holdings Bhd	72,623,100	118,298,654
CTOS Digital Bhd(c)	15,345,800	3,534,834
Dialog Group Bhd(c)	32,993,796	11,771,604
Fraser & Neave Holdings Bhd	1,595,500	10,233,091
Frontken Corp. Bhd	13,642,900	12,104,151
Gamuda Bhd	41,991,100	45,085,498
Gas Malaysia Bhd	1,194,700	1,170,661
Genting Bhd(c)	20,377,000	14,366,769
Genting Malaysia Bhd(c)	26,345,200	11,273,103
Greatech Technology Bhd(a)	10,055,600	4,012,053
Hartalega Holdings Bhd(c)	14,576,600	6,437,491
Heineken Malaysia Bhd	1,511,300	9,622,044
Hong Leong Bank Bhd	6,121,400	28,166,974
IGB Real Estate Investment Trust	14,282,800	7,784,822
IHH Healthcare Bhd	19,847,200	32,173,307
IJM Corp. Bhd	23,234,600	13,632,823
Inari Amertron Bhd	25,448,000	11,477,894
IOI Corp. Bhd	23,090,600	19,507,334
IOI Properties Group Bhd	13,432,400	6,022,951
Kossan Rubber Industries Bhd	13,218,100	5,150,581
KPJ Healthcare Bhd	16,682,700	10,649,673
Kuala Lumpur Kepong Bhd	4,766,800	21,815,403
Malayan Banking Bhd	48,771,200	112,083,173
Malaysian Pacific Industries Bhd	987,300	4,593,840
Malaysian Resources Corp. Bhd	34,024,100	4,031,742
Maxis Bhd	22,485,100	18,649,110
MBSB Bhd	37,143,300	6,330,208
Mega First Corp. Bhd(c)	8,536,400	7,590,968
MISC Bhd	12,646,100	22,336,557
MR DIY Group M Bhd(b)(c)	26,456,250	9,818,995
My EG Services Bhd	56,809,500	12,292,700
Nationgate Holdings Bhd, NVS(c)	14,508,700	5,143,746
Nestle Malaysia Bhd	585,200	10,800,568
Security	Shares	Value
Malaysia (continued)
Petronas Chemicals Group Bhd	26,260,000	$21,127,260
Petronas Dagangan Bhd	2,774,600	12,828,721
Petronas Gas Bhd	7,371,800	31,104,787
PPB Group Bhd	6,663,920	17,633,416
Press Metal Aluminium Holdings Bhd	34,337,300	40,653,750
Public Bank Bhd	130,599,600	132,289,095
QL Resources Bhd	18,132,365	19,157,367
RHB Bank Bhd	11,676,166	17,646,913
Sam Engineering & Equipment M Bhd	1,076,200	975,342
Scientex Bhd	9,238,500	7,380,289
SD Guthrie Bhd	19,351,800	20,332,115
Sime Darby Bhd(c)	24,758,100	9,880,462
Sime Darby Property Bhd(c)	39,985,700	13,125,615
SP Setia Bhd Group	22,405,800	6,099,799
Sunway Bhd	22,154,100	24,693,481
Sunway REIT	25,743,700	12,221,662
Supermax Corp. Bhd.(a)(c)	20,142,033	3,265,678
Telekom Malaysia Bhd	10,941,500	16,766,131
Tenaga Nasional Bhd	26,118,300	85,924,611
TIME dotCom Bhd	13,272,800	16,332,775
Top Glove Corp. Bhd(a)(c)	46,578,000	8,845,673
UEM Sunrise Bhd	15,633,400	2,674,022
United Plantations Bhd	2,247,600	12,022,841
ViTrox Corp. Bhd(c)	7,752,600	5,802,842
VS Industry Bhd	34,969,850	6,683,444
Yinson Holdings Bhd	16,883,460	7,928,717
YTL Corp. Bhd	31,063,800	13,260,488
YTL Power International Bhd	23,539,400	17,670,825
		1,308,761,736
Mexico — 2.0%
Alfa SAB de CV, Class A	30,448,949	23,783,336
Alsea SAB de CV	4,940,559	12,328,473
America Movil SAB de CV, Series B, Class B	161,153,464	136,177,834
Arca Continental SAB de CV	4,340,438	47,725,573
Banco del Bajio SA(b)	7,303,559	19,079,776
Bolsa Mexicana de Valores SAB de CV	3,872,578	8,457,538
Cemex SAB de CV, NVS	135,696,350	92,908,204
Coca-Cola Femsa SAB de CV	4,653,800	44,201,023
Controladora Alpek SAB de CV, NVS(a)	30,448,949	4,945,050
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	8,722,759	4,191,386
Corp Inmobiliaria Vesta SAB de CV	6,712,610	19,352,916
FIBRA Macquarie Mexico(b)	11,018,420	18,093,250
Fibra Uno Administracion SA de CV	26,070,339	36,680,736
Fomento Economico Mexicano SAB de CV	15,780,574	167,886,237
GCC SAB de CV	1,659,257	15,430,851
Genomma Lab Internacional SAB de CV, Class B	8,493,024	9,847,809
Gentera SAB de CV	11,218,264	22,105,695
Gruma SAB de CV, Class B	1,617,620	30,483,413
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,630,020	32,526,768
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,554,414	81,720,735
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,655,177	53,117,391
Grupo Bimbo SAB de CV, Series A, Class A	12,182,744	34,049,626
Grupo Carso SAB de CV, Series A1, Class A1	5,130,036	32,696,177
Grupo Comercial Chedraui SA de CV	2,666,840	19,294,579
Grupo Financiero Banorte SAB de CV, Class O	22,833,296	201,845,583
Grupo Financiero Inbursa SAB de CV, Class O	18,459,206	46,262,219
Grupo Mexico SAB de CV, Series B, Class B	27,647,401	151,578,914

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Grupo Televisa SAB, CPO	21,727,156	$8,401,406
Industrias Penoles SAB de CV(a)	1,772,210	37,456,165
Kimberly-Clark de Mexico SAB de CV, Class A	12,940,539	22,984,201
La Comer SAB de CV	5,836,597	12,629,510
Megacable Holdings SAB de CV, CPO	2,073,000	5,506,339
Operadora De Sites Mexicanos SAB de CV, Class A1(c)	13,218,995	12,656,050
Orbia Advance Corp. SAB de CV	8,687,963	5,903,658
Prologis Property Mexico SA de CV	10,373,706	39,711,676
Promotora y Operadora de Infraestructura SAB de CV	1,886,200	21,176,475
Qualitas Controladora SAB de CV	1,868,278	20,210,460
Regional SAB de CV	2,250,147	17,499,081
Wal-Mart de Mexico SAB de CV	46,355,987	152,241,512
		1,723,147,625
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	1,513,578	22,673,398
Credicorp Ltd.	612,990	129,837,412
Intercorp Financial Services Inc.	233,741	8,089,776
Southern Copper Corp.	796,421	72,402,634
		233,003,220
Philippines — 0.5%
ACEN Corp.	48,571,541	2,219,866
Alliance Global Group Inc.	42,204,200	6,308,505
Ayala Corp.	2,349,605	24,439,603
Ayala Land Inc.	64,123,340	26,402,844
Bank of the Philippine Islands	18,330,028	45,697,767
BDO Unibank Inc.	22,454,618	64,838,280
Century Pacific Food Inc.	10,897,000	7,802,404
Converge Information and Communications Technology Solutions Inc.	21,630,900	7,814,905
D&L Industries Inc.	36,862,100	3,726,180
DigiPlus Interactive Corp.	12,445,640	11,780,641
DMCI Holdings Inc.	39,493,800	7,337,649
GT Capital Holdings Inc.	934,140	9,114,784
International Container Terminal Services Inc.	9,530,540	69,957,204
JG Summit Holdings Inc.	29,303,701	10,503,294
Jollibee Foods Corp.	4,492,760	17,960,335
Manila Electric Co.	2,072,360	20,428,318
Manila Water Co. Inc.	13,563,000	8,094,774
Megaworld Corp.	123,663,200	3,964,512
Metropolitan Bank & Trust Co.	16,774,303	22,114,982
PLDT Inc.	689,495	15,045,248
Puregold Price Club Inc.	10,471,150	5,817,827
Robinsons Land Corp.	24,758,513	5,793,312
Semirara Mining & Power Corp., Class A	8,566,300	4,989,779
SM Investments Corp.	2,017,572	30,193,971
SM Prime Holdings Inc.	96,936,896	39,177,830
Universal Robina Corp.	8,642,570	13,085,519
		484,610,333
Poland — 1.2%
Alior Bank SA	852,182	23,681,990
Allegro.eu SA (a)(b)	5,297,871	48,741,073
AmRest Holdings SE	855,171	3,734,483
Asseco Poland SA	574,018	28,145,742
Bank Handlowy w Warszawie SA(c)	286,782	9,193,117
Bank Millennium SA(a)	6,716,004	26,098,502
Bank Polska Kasa Opieki SA	1,684,306	83,029,087
Benefit Systems SA	18,928	15,589,271
Budimex SA	122,999	20,518,163
CCC SA(a)	479,766	27,979,316
Security	Shares	Value
Poland (continued)
CD Projekt SA	599,816	$35,559,553
Cyfrowy Polsat SA(a)(c)	2,492,609	11,135,476
Dino Polska SA(a)(b)	445,494	65,388,891
Enea SA(a)	2,886,399	13,252,943
Grupa Azoty SA(a)(c)	528,654	3,345,041
Grupa Kety SA	60,706	14,045,421
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	567,021	3,432,169
KGHM Polska Miedz SA	1,233,986	40,436,621
KRUK SA	174,595	18,309,924
LPP SA	10,423	40,174,767
mBank SA(a)(c)	146,709	32,142,377
Orange Polska SA	5,831,274	15,021,211
ORLEN SA	5,260,907	103,374,790
Pepco Group NV(c)	1,483,372	6,777,778
PGE Polska Grupa Energetyczna SA(a)	8,273,081	20,647,644
Powszechna Kasa Oszczednosci Bank Polski SA	7,947,038	159,896,048
Powszechny Zaklad Ubezpieczen SA	5,401,909	88,252,308
Santander Bank Polska SA	349,335	46,747,113
Tauron Polska Energia SA(a)	10,688,338	19,615,131
XTB SA(b)	481,481	10,646,987
Zabka Group SA(a)(c)	2,737,250	16,546,027
		1,051,458,964
Qatar — 0.8%
Al Meera Consumer Goods Co. QSC	1,462,277	5,777,848
Al Rayan Bank	53,188,275	32,662,335
Baladna(a)	12,008,074	4,060,788
Barwa Real Estate Co.	16,330,915	12,901,871
Commercial Bank PSQC (The)	31,249,209	39,435,174
Doha Bank QPSC	16,601,557	11,251,682
Dukhan Bank	12,342,828	12,199,228
Estithmar Holding QPSC(a)	10,954,224	9,919,037
Gulf International Services QSC	9,968,978	8,880,195
Industries Qatar QSC	13,968,129	45,367,532
Mesaieed Petrochemical Holding Co.	48,094,989	17,589,115
Ooredoo QPSC	7,203,451	24,451,856
Qatar Aluminum Manufacturing Co.	28,287,604	9,968,586
Qatar Electricity & Water Co. QSC	4,803,199	20,876,598
Qatar Fuel QSC	3,843,130	15,827,160
Qatar Gas Transport Co. Ltd.	23,570,230	30,979,421
Qatar International Islamic Bank QSC	9,685,412	27,917,092
Qatar Islamic Bank QPSC	16,424,740	95,094,395
Qatar National Bank QPSC	42,759,755	198,685,858
Qatar Navigation QSC	7,033,540	20,631,254
United Development Co. QSC	22,869,060	6,408,187
Vodafone Qatar QSC	26,706,527	17,133,097
		668,018,309
Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	1,606
Alrosa PJSC(a)(d)	22,555,750	2,910
Credit Bank of Moscow PJSC(a)(d)	131,641,331	16,986
Federal Grid Co. Rosseti PJSC(a)(d)	2,175,770,000	281
Mobile TeleSystems PJSC(a)(d)	7,617,292	983
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,320,031	1,590
Ozon Holdings PLC, ADR(a)(d)	453,223	58
PhosAgro PJSC(a)(d)	7,905	79
PhosAgro PJSC, GDR(a)(d)(f)	1	—
Polyus PJSC(a)(d)	2,907,870	37
Ros Agro PLC, GDR(a)(d)(f)	300,309	39
Rosneft Oil Co. PJSC(a)(d)	9,721,202	1,254
Sberbank of Russia PJSC(a)(d)	91,862,230	11,853

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia (continued)
Segezha Group PJSC(a)(b)(d)	34,454,100	$4,446
Severstal PAO(a)(d)	1,835,503	237
Sistema AFK PAO(a)(d)	30,748,700	3,968
Sovcomflot PJSC(a)(d)	4,464,400	576
TCS Group Holding PLC, GDR(a)(d)(f)	1,042,828	135
United Co. RUSAL International PJSC(a)(d)	26,465,860	3,415
VK Co. Ltd.(a)(d)(f)	956,753	123
VTB Bank PJSC(a)(d)	5,137,107	1
X5 Retail Group NV, GDR(a)(d)(f)	1,023,928	132
		50,709
Saudi Arabia — 3.6%
Abdullah Al Othaim Markets Co.	4,189,809	9,009,123
ACWA Power Co.	1,330,726	91,616,208
Ades Holding Co.	2,923,802	10,866,389
Advanced Petrochemical Co.(a)	1,209,527	9,671,960
Al Babtain Power & Telecommunication Co.	288,269	3,808,443
Al Hammadi Holding	768,383	7,639,042
Al Masane Al Kobra Mining Co.	593,096	9,358,891
Al Moammar Information Systems Co.	214,609	7,711,085
Al Rajhi Bank	17,761,186	430,817,243
Al Rajhi Co. for Co-operative Insurance(a)	363,741	10,944,887
Al-Dawaa Medical Services Co.	204,502	4,164,331
Aldrees Petroleum and Transport Services Co.	455,494	14,814,886
Alinma Bank	11,102,388	76,480,747
AlKhorayef Water & Power Technologies Co.	161,452	5,928,760
Almarai Co. JSC	4,440,948	60,706,988
Almunajem Foods Co.	182,974	3,261,224
Alujain Corp.	581,320	5,709,725
Arab National Bank	8,088,832	46,660,195
Arabian Cement Co./Saudi Arabia	854,535	5,339,064
Arabian Centres Co.(b)	2,122,015	11,187,999
Arabian Contracting Services Co.(a)	189,350	5,541,730
Arabian Drilling Co.	167,225	3,747,620
Arabian Internet & Communications Services Co.	209,103	14,666,590
Arriyadh Development Co.	1,558,153	13,413,236
Astra Industrial Group	391,255	16,563,294
Bank AlBilad	6,749,759	46,480,528
Bank Al-Jazira(a)	5,509,308	18,745,619
Banque Saudi Fransi	11,202,673	51,497,974
BinDawood Holding Co.	1,659,550	2,778,660
Bupa Arabia for Cooperative Insurance Co.	761,387	33,892,189
Catrion Catering Holding Co.	435,316	13,710,952
City Cement Co.	1,015,210	4,892,513
Co. for Cooperative Insurance (The)	698,791	25,842,650
Dallah Healthcare Co.	344,970	10,893,915
Dar Al Arkan Real Estate Development Co.(a)	4,695,927	25,042,925
Dr Sulaiman Al Habib Medical Services Group Co.	794,318	55,361,863
East Pipes Integrated Co. for Industry, NVS	119,470	3,942,909
Eastern Province Cement Co.	695,669	5,691,385
Electrical Industries Co.	5,426,934	10,313,975
Elm Co.	220,966	60,378,284
Emaar Economic City(a)	1,962,279	6,668,964
Etihad Atheeb Telecommunication Co.	174,066	4,487,597
Etihad Etisalat Co.	3,475,300	55,209,809
First Milling Co., NVS	163,003	2,334,901
Jabal Omar Development Co.(a)	5,207,553	29,867,006
Jahez International Co.(a)	960,444	6,720,151
Jamjoom Pharmaceuticals Factory Co., NVS	193,901	9,033,764
Jarir Marketing Co.	4,975,988	17,056,817
Leejam Sports Co. JSC	278,872	9,440,570
Security	Shares	Value
Saudi Arabia (continued)
Lumi Rental Co.(a)	170,431	$2,819,970
Maharah Human Resources Co.	2,193,490	2,988,025
Makkah Construction & Development Co.	882,619	23,009,614
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)(a)	473,463	2,483,065
Middle East Healthcare Co.(a)	398,287	6,403,893
Middle East Paper Co.(a)	522,744	3,927,054
Mobile Telecommunications Co. Saudi Arabia	3,746,342	10,911,757
Mouwasat Medical Services Co.	901,377	17,426,622
Nahdi Medical Co.	319,247	10,381,601
National Agriculture Development Co. (The)(a)	1,517,015	8,593,003
National Co. for Learning & Education	117,014	5,010,719
National Gas & Industrialization Co.	474,608	9,847,508
National Industrialization Co.(a)	3,117,900	7,586,789
National Medical Care Co.	246,004	10,792,291
Perfect Presentation For Commercial Services Co., NVS(a)	899,725	2,810,956
Qassim Cement Co. (The)	570,855	7,729,781
Retal Urban Development Co., NVS	2,156,607	8,370,388
Riyad Bank	13,161,645	101,825,062
SABIC Agri-Nutrients Co.	2,074,545	52,977,940
Sahara International Petrochemical Co.	3,057,480	15,390,122
SAL Saudi Logistics Services	258,496	12,238,117
Saudi Advanced Industries Co.	299,153	2,001,714
Saudi Arabian Mining Co.(a)	12,165,046	165,020,943
Saudi Arabian Oil Co.(b)	53,415,711	355,593,954
Saudi Aramco Base Oil Co.	407,405	10,806,768
Saudi Automotive Services Co.	319,179	5,072,286
Saudi Awwal Bank	9,087,848	81,718,768
Saudi Basic Industries Corp.	8,125,192	120,633,107
Saudi Cement Co.	737,175	7,948,164
Saudi Ceramic Co.(a)	676,528	5,327,673
Saudi Chemical Co. Holding	3,718,709	7,721,957
Saudi Electricity Co.	7,233,803	27,259,933
Saudi Ground Services Co.	909,624	11,303,144
Saudi Industrial Investment Group	2,720,848	11,987,762
Saudi Investment Bank (The)	5,503,383	21,721,016
Saudi Kayan Petrochemical Co.(a)	6,179,439	8,278,248
Saudi National Bank (The)	26,550,079	245,354,052
Saudi Paper Manufacturing Co.	144,946	2,509,851
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	699,403	4,645,096
Saudi Real Estate Co.(a)	2,176,427	12,001,526
Saudi Reinsurance Co.(a)	365,950	4,934,540
Saudi Research & Media Group(a)	353,532	13,489,551
Saudi Steel Pipe Co.	191,808	3,054,463
Saudi Tadawul Group Holding Co.	449,308	20,950,191
Saudi Telecom Co.	18,055,983	201,473,680
Saudia Dairy & Foodstuff Co.	181,189	13,701,213
Savola Group (The)(a)	1,347,998	9,530,489
Seera Group Holding(a)	1,691,498	11,467,504
Southern Province Cement Co.	737,964	5,839,592
Theeb Rent A Car Co.	354,033	6,253,235
United Electronics Co.	467,299	10,824,113
United International Transportation Co.	515,819	9,745,331
Yamama Cement Co.	1,313,036	12,605,272
Yanbu Cement Co.	1,042,190	5,682,159
Yanbu National Petrochemical Co.	2,315,894	18,388,222
		3,168,285,374
South Africa — 3.4%
Absa Group Ltd.	7,522,918	72,554,748
AECI Ltd.	1,472,986	8,473,879

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
African Rainbow Minerals Ltd.	1,133,347	$10,030,654
Anglogold Ashanti PLC, NVS	4,516,099	195,245,670
Aspen Pharmacare Holdings Ltd.	3,214,081	21,653,603
AVI Ltd.	2,660,094	13,971,688
Barloworld Ltd.	1,766,576	10,535,310
Bid Corp. Ltd.	3,014,044	79,835,920
Bidvest Group Ltd. (The)	2,829,345	38,386,714
Capitec Bank Holdings Ltd.	785,543	150,527,867
Clicks Group Ltd.	2,193,821	47,357,010
Coronation Fund Managers Ltd.	3,148,814	6,920,723
DataTec Ltd.	2,227,086	7,798,159
Dis-Chem Pharmacies Ltd.(b)	4,602,958	8,574,953
Discovery Ltd.	4,895,332	59,367,385
DRDGOLD Ltd.	5,673,646	8,487,363
Equites Property Fund Ltd.	9,937,476	9,209,215
Exxaro Resources Ltd.	2,130,491	17,415,942
FirstRand Ltd.	44,732,287	185,554,046
Fortress Real Estate Investments Ltd., Series B, Class B(c)	12,660,325	14,226,183
Foschini Group Ltd. (The)	3,014,088	22,525,416
Gold Fields Ltd.	8,076,128	184,567,347
Grindrod Ltd.	7,538,938	5,559,089
Growthpoint Properties Ltd.	30,075,174	22,579,926
Harmony Gold Mining Co. Ltd.	5,219,294	75,377,227
Hyprop Investments Ltd.	3,966,748	9,705,931
Impala Platinum Holdings Ltd.(a)	8,168,339	58,720,624
Investec Ltd.	2,247,775	15,931,838
JSE Ltd.	1,120,314	8,254,158
Kumba Iron Ore Ltd.	524,379	8,592,730
Life Healthcare Group Holdings Ltd.	13,189,420	10,495,793
Momentum Group Ltd.	10,928,968	21,210,676
Motus Holdings Ltd.	1,556,316	7,764,732
Mr. Price Group Ltd.	2,422,850	32,635,308
MTN Group Ltd.	15,220,616	105,943,465
MultiChoice Group(a)	2,326,286	15,152,535
Naspers Ltd., Class N	1,485,196	426,752,092
Nedbank Group Ltd.	4,010,826	56,986,851
NEPI Rockcastle NV	5,254,577	40,409,034
Netcare Ltd.	11,191,531	9,401,675
Ninety One Ltd.	2,624,837	5,580,797
Northam Platinum Holdings Ltd.	3,056,811	25,869,765
Old Mutual Ltd.	40,824,013	26,493,326
Omnia Holdings Ltd.	1,578,627	6,262,133
OUTsurance Group Ltd., NVS	7,391,937	31,220,220
Pepkor Holdings Ltd.(b)	21,700,661	35,265,255
Pick n Pay Stores Ltd.(a)	5,395,509	8,173,357
Redefine Properties Ltd.	60,304,528	15,694,436
Reinet Investments SCA	1,270,270	34,418,260
Remgro Ltd.	4,387,946	38,915,036
Resilient REIT Ltd.(c)	4,764,609	16,300,222
Reunert Ltd.	2,064,896	6,860,690
Sanlam Ltd.	16,164,912	79,662,700
Santam Ltd.	284,676	6,648,904
Sappi Ltd.	5,307,500	10,191,463
Sasol Ltd.(a)	5,136,792	23,181,345
Shoprite Holdings Ltd.	4,508,069	73,261,672
Sibanye Stillwater Ltd.(a)	25,304,227	38,528,531
SPAR Group Ltd. (The)(a)	1,671,872	10,335,716
Standard Bank Group Ltd.	11,792,427	152,972,236
Super Group Ltd./South Africa	4,605,380	7,734,324
Telkom SA SOC Ltd.(a)	3,375,074	7,308,516
Thungela Resources Ltd.	1,236,164	6,286,397
Security	Shares	Value
South Africa (continued)
Tiger Brands Ltd.	1,465,130	$28,205,942
Truworths International Ltd.	3,271,401	13,356,667
Valterra Platinum Ltd.(c)	748,038	29,379,513
Vodacom Group Ltd.	5,499,687	42,192,472
Vukile Property Fund Ltd.	12,190,837	13,594,785
We Buy Cars Holdings Ltd.	2,581,371	7,033,904
Wilson Bayly Holmes-Ovcon Ltd.	716,158	7,229,084
Woolworths Holdings Ltd./South Africa	8,259,713	26,916,123
		2,939,767,270
South Korea — 9.6%
ABLBio Inc.(a)(c)	328,596	19,257,013
Advanced Nano Products Co. Ltd.(c)	89,081	3,136,436
Alteogen Inc.(a)(c)	362,537	86,697,133
Amorepacific Corp.(c)	260,523	25,221,045
Amorepacific Holdings Corp.	293,726	5,573,276
APR Corp./Korea(a)(c)	150,022	12,518,906
Asiana Airlines Inc.(a)	463,562	3,387,948
BGF retail Co. Ltd.(c)	76,920	5,702,720
BNK Financial Group Inc.	2,149,219	17,209,711
Boryung(c)	424,911	2,688,318
Cafe24 Corp.(a)	120,555	3,952,503
Caregen Co. Ltd.	113,042	2,650,728
Celltrion Inc.(c)	1,402,991	163,535,001
Celltrion Pharm Inc.(a)(c)	169,947	6,031,610
Chabiotech Co. Ltd.(a)(c)	528,386	3,988,230
Cheil Worldwide Inc.	547,870	7,285,090
Chong Kun Dang Pharmaceutical Corp.	94,527	5,917,888
CJ CGV Co. Ltd.(a)(c)	735,068	2,529,342
CJ CheilJedang Corp.	67,520	11,308,013
CJ Corp.(c)	122,986	12,135,825
CJ ENM Co. Ltd.(a)	101,413	4,519,675
CJ Logistics Corp.	92,431	5,378,730
Classys Inc.(c)	184,670	7,616,553
Cosmax Inc.(c)	87,238	13,252,435
CosmoAM&T Co. Ltd.(a)(c)	239,859	5,682,988
Cosmochemical Co. Ltd.(a)	52,789	526,059
Coway Co. Ltd.	482,035	30,997,312
CS Wind Corp.(c)	237,249	8,472,701
Daeduck Electronics Co. Ltd./New(c)	360,868	3,910,993
Daejoo Electronic Materials Co. Ltd.(c)	106,525	5,690,046
Daesang Corp.(c)	320,873	5,037,120
Daewoo Engineering & Construction Co. Ltd.(a)(c)	2,003,471	6,118,535
Daewoong Co. Ltd.(c)	212,589	3,902,591
Daewoong Pharmaceutical Co. Ltd.(c)	56,959	6,550,360
Daishin Securities Co. Ltd.(c)	456,909	7,595,353
Daou Technology Inc.(c)	330,598	6,429,716
DB HiTek Co. Ltd.(c)	280,240	7,903,907
DB Insurance Co. Ltd.	408,097	29,742,414
Dear U Co. Ltd.	77,908	3,085,849
Dentium Co. Ltd.(c)	71,249	3,186,955
DI Dong Il Corp.(c)	139,952	3,375,371
DL E&C Co. Ltd.(c)	282,518	9,876,404
DL Holdings Co. Ltd.	123,289	3,948,197
Dongjin Semichem Co. Ltd.(c)	321,736	6,575,141
DongKook Pharmaceutical Co. Ltd.(c)	322,069	3,955,795
Dongsuh Companies Inc.	368,627	6,937,015
Doosan Bobcat Inc.	498,043	16,928,409
Doosan Co. Ltd.	68,714	24,243,411
Doosan Enerbility Co. Ltd.(a)	4,042,523	118,001,521
Doosan Fuel Cell Co. Ltd.(a)(c)	449,669	5,471,776
DoubleUGames Co. Ltd.(c)	136,843	5,021,501

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Douzone Bizon Co. Ltd.(c)	180,970	$7,283,579
Duk San Neolux Co. Ltd.(a)(c)	149,746	4,033,580
Ecopro BM Co. Ltd.(a)(c)	444,697	28,849,257
Ecopro Co. Ltd.(c)	921,239	28,472,949
Ecopro HN Co. Ltd.	46,850	823,761
Ecopro Materials Co. Ltd.(a)(c)	204,345	6,658,556
E-MART Inc.	171,102	11,301,796
EMRO Inc., NVS(a)(c)	63,042	2,191,121
Enchem Co. Ltd.(a)(c)	127,376	6,152,154
Eo Technics Co. Ltd.(c)	84,067	8,724,840
ESR Kendall Square REIT Co. Ltd.	1,061,583	3,371,931
Eugene Technology Co. Ltd.(c)	167,691	3,929,441
F&F Co. Ltd./New(c)	142,510	7,785,235
Genesis Development Holdings Co. Ltd.(a)(d)	49,111	—
Grand Korea Leisure Co. Ltd.	419,609	4,280,002
Green Cross Corp.	58,650	5,395,280
Green Cross Holdings Corp.(c)	224,105	2,385,346
GS Engineering & Construction Corp.(c)	614,774	10,084,301
GS Holdings Corp.	365,001	11,499,547
GS Retail Co. Ltd.(c)	328,003	3,641,895
Hana Financial Group Inc.	2,567,797	135,050,648
Hana Micron Inc.(c)	469,946	3,630,345
Hana Tour Service Inc.	158,321	5,823,964
Hanall Biopharma Co. Ltd.(a)(c)	301,405	5,656,840
Hanil Cement Co. Ltd./New(c)	309,216	4,114,891
Hanjin Kal Corp.(c)	194,548	19,852,587
Hankook & Co. Co. Ltd.(c)	322,785	4,750,785
Hankook Tire & Technology Co. Ltd.	643,190	17,938,027
Hanmi Pharm Co. Ltd.(c)	49,986	11,273,156
Hanmi Science Co. Ltd.(c)	188,174	4,820,315
Hanmi Semiconductor Co. Ltd.(c)	399,825	23,189,035
Hanon Systems(a)	1,800,059	3,935,715
Hansol Chemical Co. Ltd.(c)	83,363	8,020,313
Hanssem Co. Ltd.	103,922	3,163,259
Hanwha Aerospace Co. Ltd.	290,579	170,403,202
Hanwha Corp.	307,891	16,820,641
Hanwha Engine(a)(c)	530,432	10,642,895
Hanwha Industrial Solutions Co. Ltd./ New(a)(c)	328,898	12,396,492
Hanwha Investment & Securities Co. Ltd.(a)(c)	1,212,286	3,912,162
Hanwha Life Insurance Co. Ltd.(a)	3,247,545	6,951,982
Hanwha Ocean Co. Ltd.(a)(c)	957,362	53,937,725
Hanwha Solutions Corp.(c)	962,773	20,740,187
Hanwha Systems Co. Ltd.(c)	682,870	22,455,016
HD Hyundai Co. Ltd.	389,017	31,428,281
HD Hyundai Construction Equipment Co. Ltd	119,742	6,097,689
HD Hyundai Electric Co. Ltd.(c)	218,324	59,776,323
HD Hyundai Heavy Industries Co. Ltd.(c)	202,917	59,416,240
HD Hyundai Infracore Co. Ltd.(c)	1,247,076	8,521,168
HD Hyundai Mipo(c)	222,213	31,073,589
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(c)	390,044	89,135,010
HDC Hyundai Development Co-Engineering & Construction, Class E(c)	397,379	6,725,296
HD-Hyundai Marine Engine(a)	184,641	5,689,655
Hite Jinro Co. Ltd.	385,073	5,631,380
HK inno N Corp.(c)	119,529	3,610,071
HL Mando Co. Ltd.(c)	294,702	7,184,114
HLB Inc.(a)(c)	1,077,720	42,482,653
HLB Life Science Co. Ltd.(a)(c)	965,030	4,233,752
Hlb Pharma Ceutical Co. Ltd.(a)(c)	292,971	4,114,454
HLB Therapeutics Co. Ltd.(a)(c)	771,935	4,496,775
HMM Co. Ltd.	2,344,990	36,172,016
Security	Shares	Value
South Korea (continued)
Hotel Shilla Co. Ltd.(a)(c)	263,955	$9,480,478
HPSP Co. Ltd.(c)	409,372	6,579,021
HS Hyosung Advanced Materials Corp.	26,916	3,877,743
Hugel Inc.(a)(c)	55,271	13,257,532
HYBE Co. Ltd.(c)	205,763	39,684,112
Hyosung Corp.	88,829	4,012,700
Hyosung Heavy Industries Corp.	46,563	20,822,870
Hyosung TNC Corp.	23,814	4,190,266
Hyundai Bioscience Co. Ltd.(a)	63,248	506,760
Hyundai Department Store Co. Ltd.(c)	159,842	8,330,010
Hyundai Elevator Co. Ltd.	260,519	14,317,358
Hyundai Engineering & Construction Co. Ltd.	558,124	25,794,643
Hyundai Feed Inc.(a)(c)(d)	709,241	521,666
Hyundai Glovis Co. Ltd.	346,721	28,452,676
Hyundai Marine & Fire Insurance Co. Ltd.(a)	485,123	8,557,797
Hyundai Mobis Co. Ltd.	545,337	99,969,089
Hyundai Motor Co.	1,200,607	160,924,016
Hyundai Rotem Co. Ltd.	702,205	74,326,128
Hyundai Steel Co.(c)	661,671	13,496,562
Hyundai Wia Corp.(c)	184,147	5,691,792
Iljin Electric Co. Ltd.(c)	257,721	5,606,892
iM Financial Group Co. Ltd.	1,327,388	10,732,180
Industrial Bank of Korea	2,069,223	23,575,912
Innocean Worldwide Inc.	217,206	2,860,304
ISC Co. Ltd.(c)	108,429	3,980,100
ISU Specialty Chemical, NVS(a)(c)	187,609	5,498,693
IsuPetasys Co. Ltd.(c)	494,450	13,718,155
JB Financial Group Co. Ltd.(c)	1,162,101	15,881,288
JNTC Co. Ltd.(a)(c)	236,378	2,809,322
Jusung Engineering Co. Ltd.(c)	283,744	6,427,580
JYP Entertainment Corp.(c)	258,665	13,991,011
Kakao Corp.	2,782,869	85,983,797
Kakao Games Corp.(a)(c)	386,498	4,528,746
KakaoBank Corp.(c)	1,493,387	25,388,498
Kakaopay Corp.(a)(c)	295,670	8,104,328
Kangwon Land Inc.	682,858	8,425,928
KB Financial Group Inc.	3,360,711	252,872,888
KCC Corp.(c)	44,673	9,940,146
KEPCO Engineering & Construction Co. Inc.(c)	144,218	6,557,380
KEPCO Plant Service & Engineering Co. Ltd.	255,051	7,972,134
KG Mobility Co.(a)	445,526	1,104,488
Kia Corp.	2,117,150	136,922,163
KIWOOM Securities Co. Ltd.(c)	119,519	14,060,094
Koh Young Technology Inc.(c)	556,625	6,066,966
Kolmar Korea Co. Ltd.(c)	165,724	9,953,335
Kolon Industries Inc.	198,932	4,816,698
Korea Aerospace Industries Ltd.	664,393	40,250,160
Korea Electric Power Corp.	2,232,530	48,825,909
Korea Gas Corp.	272,239	8,136,977
Korea Investment Holdings Co. Ltd.	327,950	25,634,677
Korea Zinc Co. Ltd.	38,688	20,397,361
Korean Air Lines Co. Ltd.	1,492,101	24,308,009
Korean Reinsurance Co.(c)	1,803,035	12,066,124
Krafton Inc.(a)	261,596	69,873,452
KT&G Corp.	882,886	76,758,383
Kum Yang Co. Ltd.(a)(c)(d)	390,785	2,861,928
Kumho Petrochemical Co. Ltd.	136,210	11,395,024
Kumho Tire Co. Inc.(a)(c)	1,374,003	4,431,422
Kyung Dong Navien Co. Ltd.(c)	88,571	4,821,055
L&F Co. Ltd.(a)(c)	231,898	9,600,875
Lake Materials Co. Ltd.(c)	373,250	3,245,281
LEENO Industrial Inc.(c)	434,407	12,420,237

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
LG Chem Ltd.	433,872	$61,909,289
LG Corp.	781,855	40,163,445
LG Display Co. Ltd.(a)(c)	2,479,990	15,439,063
LG Electronics Inc.	911,496	46,880,898
LG Energy Solution Ltd.(a)(c)	421,262	87,204,111
LG H&H Co. Ltd.(c)	77,521	18,277,734
LG Innotek Co. Ltd.	115,539	12,108,460
LG Uplus Corp.	1,937,333	17,946,988
LIG Nex1 Co. Ltd.(c)	115,485	35,859,096
LigaChem Biosciences Inc.(a)(c)	239,036	19,869,865
Lotte Chemical Corp.	161,485	6,978,906
Lotte Chilsung Beverage Co. Ltd.(c)	47,616	3,681,258
Lotte Corp.(c)	278,972	6,016,353
Lotte Energy Materials Corp.(a)(c)	229,362	3,659,195
Lotte Fine Chemical Co. Ltd.	184,304	5,055,999
LOTTE REIT Co. Ltd.(c)	2,265,108	6,106,489
Lotte Rental Co. Ltd.(c)	130,216	3,079,471
Lotte Shopping Co. Ltd.(c)	112,809	6,576,286
Lotte Wellfood Co. Ltd.(c)	30,718	2,650,121
LS Corp.(c)	158,836	18,288,900
LS Electric Co. Ltd.(c)	137,768	25,153,100
LS Materials Ltd.(a)(c)	212,432	1,571,216
Lunit Inc.(a)(c)	222,587	7,672,584
LX International Corp.	304,668	6,241,111
LX Semicon Co. Ltd.	113,268	4,935,128
Medytox Inc.(c)	46,570	5,701,104
Meritz Financial Group Inc.(c)	838,300	67,758,171
Mezzion Pharma Co. Ltd.(a)(c)	214,705	6,223,992
Mirae Asset Securities Co. Ltd.(c)	2,060,822	23,185,845
Misto Holdings Corp.	445,329	11,620,735
Naturecell Co. Ltd.(a)(c)	538,102	10,134,578
NAVER Corp.	1,279,299	173,355,759
NCSoft Corp.(c)	117,941	13,015,833
Netmarble Corp.(b)	253,158	9,360,920
Nexon Games Co. Ltd.(a)(c)	284,130	2,684,235
Nextin Inc.(c)	52,658	2,036,366
NH Investment & Securities Co. Ltd.(c)	913,385	11,395,039
NICE Information Service Co. Ltd.	415,914	4,377,412
NKMax Co. Ltd.(a)(c)(d)	821,636	889,060
NongShim Co. Ltd.(c)	29,722	9,119,586
OCI Holdings Co. Ltd.	123,768	6,353,173
OliX Pharmaceuticals Inc.(a)	143,064	5,624,716
Orion Corp./Republic of Korea	180,534	14,419,078
Orion Holdings Corp.	291,310	3,986,130
Oscotec Inc.(a)(c)	309,549	6,602,414
Otoki Corp.(c)	19,298	5,559,428
Pan Ocean Co. Ltd.	2,463,457	6,607,803
Paradise Co. Ltd.(c)	524,421	4,767,991
Park Systems Corp.	65,538	11,561,549
Pearl Abyss Corp.(a)(c)	311,593	8,665,920
People & Technology Inc.(c)	185,795	4,224,337
Peptron Inc.(a)(c)	202,817	34,101,503
PharmaResearch Co. Ltd.(c)	62,623	20,422,329
Poongsan Corp.(c)	174,028	7,811,145
Posco DX Co. Ltd.(c)	503,149	8,041,713
POSCO Future M Co. Ltd.(a)(c)	284,979	24,057,813
POSCO Holdings Inc.	632,930	114,660,245
Posco International Corp.(c)	462,450	16,381,979
PSK Holdings Inc.(c)	75,916	1,704,526
Rainbow Robotics(a)(c)	84,163	16,113,532
S-1 Corp.	167,817	8,037,198
Sam Chun Dang Pharm Co. Ltd.(c)	130,288	13,818,438
Security	Shares	Value
South Korea (continued)
Samsung Biologics Co. Ltd.(a)(b)	160,066	$119,645,664
Samsung C&T Corp.	756,226	81,964,849
Samsung E&A Co. Ltd.	1,351,601	21,267,323
Samsung Electro-Mechanics Co. Ltd.	485,432	42,848,262
Samsung Electronics Co. Ltd.	42,654,762	1,730,831,589
Samsung Fire & Marine Insurance Co. Ltd.	278,446	81,490,133
Samsung Heavy Industries Co. Ltd.(a)(c)	6,123,594	74,788,672
Samsung Life Insurance Co. Ltd.	721,526	51,632,527
Samsung SDI Co. Ltd.(c)	552,867	67,597,444
Samsung SDS Co. Ltd.	368,997	34,729,915
Samsung Securities Co. Ltd.	468,888	20,514,447
Samyang Foods Co. Ltd.(c)	38,172	30,666,227
Sanil Electric Co. Ltd.	82,546	4,003,240
SD Biosensor Inc.	392,779	3,320,585
Sebang Global Battery Co. Ltd.(c)	72,755	3,522,296
Seegene Inc.	363,905	8,834,389
Seojin System Co. Ltd.(a)(c)	300,590	4,990,414
SFA Engineering Corp.	270,234	4,095,651
Shinhan Financial Group Co. Ltd.	3,811,099	159,406,956
Shinsegae Inc.(c)	63,262	8,147,739
Shinsung Delta Tech Co. Ltd.(c)	159,202	6,723,089
Shinyoung Securities Co. Ltd.(c)	7,976	645,832
Silicon2 Co. Ltd.(a)(c)	300,445	10,253,625
SK Biopharmaceuticals Co. Ltd.(a)(c)	282,066	19,008,993
SK Bioscience Co. Ltd.(a)	210,276	6,878,273
SK Chemicals Co. Ltd.(c)	119,063	4,948,474
SK Discovery Co. Ltd.	127,024	4,310,028
SK Gas Ltd.(c)	40,896	6,295,624
SK Hynix Inc.	4,915,519	725,093,593
SK IE Technology Co. Ltd.(a)(b)(c)	242,043	3,738,768
SK Inc.	317,455	37,589,967
SK Innovation Co. Ltd.(c)	576,235	37,335,257
SK Networks Co. Ltd.	1,377,789	4,125,238
SK oceanplant Co. Ltd.(a)(c)	429,342	5,973,650
SK REITs Co. Ltd.(c)	924,945	3,230,532
SK Square Co. Ltd.(a)(c)	873,436	72,242,910
SK Telecom Co. Ltd.	387,281	14,437,604
SKC Co. Ltd.(a)(c)	170,847	10,999,764
SL Corp.	182,635	4,195,535
SM Entertainment Co. Ltd.(c)	109,250	10,142,224
SNT Motiv Co. Ltd.	203,094	4,344,995
S-Oil Corp.(c)	345,260	13,591,128
SOLUM Co. Ltd.(a)(c)	441,203	4,901,760
Solus Advanced Materials Co. Ltd.(c)	369,813	2,295,816
Soop Co. Ltd.(c)	83,949	5,145,917
Soulbrain Co. Ltd.(c)	48,162	5,546,359
ST Pharm Co. Ltd.(c)	123,720	7,091,244
Studio Dragon Corp.(a)(c)	133,033	4,598,776
Taihan Electric Wire Co. Ltd.(a)(c)	822,600	7,603,326
TechWing Inc.(c)	288,173	6,904,272
TKG Huchems Co. Ltd.(c)	300,123	3,536,345
Tokai Carbon Korea Co. Ltd.(c)	56,116	3,553,985
Voronoi Inc.(a)(c)	110,578	8,453,397
VT Co. Ltd.(a)(c)	254,022	7,491,957
Wemade Co. Ltd.(a)(c)	191,327	3,618,147
Wonik Holdings Co. Ltd.(a)	1	4
WONIK IPS Co. Ltd.(c)	310,712	5,116,648
Woori Financial Group Inc.	5,843,345	81,536,957
YC Corp.(a)(c)	262,086	1,820,647
YG Entertainment Inc.(c)	128,451	7,539,224
Youlchon Chemical Co. Ltd.(c)	138,164	2,888,248
Youngone Corp.(c)	217,303	9,547,708

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Youngone Holdings Co. Ltd.	72,603	$6,357,309
Yuhan Corp.	513,654	38,827,427
		8,450,879,466
Taiwan — 18.2%
Ability Opto-Electronics Technology Co. Ltd.(c)	744,000	3,121,791
AcBel Polytech Inc.	5,833,565	5,073,710
Accton Technology Corp.	4,543,000	110,856,692
Acer Inc.(c)	26,191,872	29,979,893
Acter Group Corp. Ltd.	966,000	12,120,386
ADATA Technology Co. Ltd.(c)	2,934,725	9,008,090
Advanced Echem Materials Co. Ltd., NVS	625,000	13,131,197
Advanced Energy Solution Holding Co. Ltd.(c)	342,000	11,546,678
Advanced Wireless Semiconductor Co.(c)	1,330,000	3,404,559
Advantech Co. Ltd.	4,175,584	46,997,672
Airoha Technology Corp., NVS(c)	404,000	6,832,881
Airtac International Group	1,221,292	37,475,347
Alchip Technologies Ltd.(c)	690,000	63,064,892
All Ring Tech Co. Ltd.(c)	852,000	8,695,763
Allied Supreme Corp.(c)	447,000	3,636,233
Allis Electric Co. Ltd.(c)	1,965,065	6,956,812
Ambassador Hotel (The)(c)	1,064,000	1,649,541
Andes Technology Corp.(a)(c)	418,000	3,718,542
AP Memory Technology Corp.(c)	962,000	8,823,486
Arcadyan Technology Corp.(c)	1,690,391	11,940,130
Ardentec Corp.(c)	4,285,546	10,832,971
ASE Technology Holding Co. Ltd.(c)	29,978,222	136,394,719
Asia Cement Corp.	19,424,050	26,997,489
Asia Optical Co. Inc.(c)	2,203,000	9,656,967
Asia Vital Components Co. Ltd.(c)	2,985,884	59,941,002
ASMedia Technology Inc.(c)	324,000	20,604,026
ASPEED Technology Inc.(c)	260,800	33,785,283
ASROCK Inc.(c)	531,000	3,737,569
Asustek Computer Inc.(c)	6,416,000	131,911,786
AUO Corp.(c)	58,339,400	24,786,488
AURAS Technology Co. Ltd.(c)	637,000	11,823,333
Bank of Kaohsiung Co. Ltd.(c)	27,839,636	10,972,526
BES Engineering Corp.(c)	18,439,000	6,758,656
Bizlink Holding Inc.	1,509,726	31,696,948
Bora Pharmaceuticals Co. Ltd.(c)	496,099	12,622,351
Brighton-Best International Taiwan Inc.(c)	5,289,000	5,936,737
C Sun Manufacturing Ltd.(c)	988,000	4,871,165
Caliway Biopharmaceuticals Co. Ltd.(a)	890,000	25,761,540
Capital Securities Corp.(c)	18,412,050	15,210,307
Catcher Technology Co. Ltd.(c)	5,321,000	36,973,208
Cathay Financial Holding Co. Ltd.	85,548,951	169,232,593
Cathay Real Estate Development Co. Ltd.(c)	6,329,900	4,069,549
Center Laboratories Inc.(c)	5,178,770	6,938,496
Century Iron & Steel Industrial Co. Ltd.(c)	1,818,000	10,771,026
Chailease Holding Co. Ltd.(c)	13,291,791	53,395,743
Chang Hwa Commercial Bank Ltd.(c)	53,465,844	32,407,613
Channel Well Technology Co. Ltd.(c)	2,034,000	5,521,952
Charoen Pokphand Enterprise(c)	3,180,700	11,764,643
Chenbro Micom Co. Ltd.	694,000	7,317,614
Cheng Loong Corp.(c)	9,680,000	5,755,497
Cheng Shin Rubber Industry Co. Ltd.(c)	16,057,650	27,063,703
Cheng Uei Precision Industry Co. Ltd.(c)	3,653,000	6,171,692
Chicony Electronics Co. Ltd.(c)	5,685,787	31,721,802
Chicony Power Technology Co. Ltd.(c)	1,534,000	6,475,649
Chief Telecom Inc.(c)	370,300	5,125,381
China Airlines Ltd.(c)	25,448,000	18,623,551
China Bills Finance Corp.(c)	17,249,000	8,908,076
China Motor Corp.(c)	2,430,800	5,455,154
Security	Shares	Value
Taiwan (continued)
China Petrochemical Development Corp.(a)(c)	33,821,490	$7,770,736
China Steel Chemical Corp.	1,663,000	5,256,665
China Steel Corp.(c)	104,755,529	68,731,127
Chipbond Technology Corp.(c)	5,444,000	11,702,589
ChipMOS Technologies Inc.(c)	5,192,000	4,878,127
Chong Hong Construction Co. Ltd.	1,923,122	5,850,124
Chroma ATE Inc.(c)	3,454,000	38,089,441
Chung Hung Steel Corp.(c)	9,902,000	5,166,758
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	3,557,000	17,754,442
Chunghwa Precision Test Tech Co. Ltd.(c)	254,000	7,426,213
Chunghwa Telecom Co. Ltd.	33,887,000	146,145,337
Cleanaway Co. Ltd.(c)	1,365,000	8,814,090
Clevo Co.(c)	4,003,175	6,535,798
Compal Electronics Inc.(c)	36,149,000	34,260,527
Compeq Manufacturing Co. Ltd.(c)	8,422,000	16,875,558
Continental Holdings Corp.(c)	6,342,600	5,030,808
Coretronic Corp.(c)	2,457,200	4,661,356
CSBC Corp. Taiwan(a)(c)	9,113,541	4,980,150
CTBC Financial Holding Co. Ltd.(c)	149,193,599	201,399,550
CTCI Corp.(c)	6,400,000	5,685,935
CyberPower Systems Inc.	530,000	4,517,044
Da-Li Development Co. Ltd.(c)	2,231,329	3,689,561
Delta Electronics Inc.	17,475,000	214,739,452
Depo Auto Parts Ind Co. Ltd.(c)	924,000	5,527,168
Dynapack International Technology Corp.(c)	1,416,000	9,445,059
E Ink Holdings Inc.	7,817,000	54,531,487
E.Sun Financial Holding Co. Ltd.	127,237,942	125,842,479
Eclat Textile Co. Ltd.(c)	1,712,683	24,344,040
EirGenix Inc.(a)(c)	1,954,000	4,072,316
Elan Microelectronics Corp.(c)	2,527,100	11,481,224
Elite Advanced Laser Corp.(a)(c)	1,404,000	8,709,843
Elite Material Co. Ltd.(c)	2,659,000	65,313,166
Elite Semiconductor Microelectronics Technology Inc.(c)	2,672,000	4,609,536
eMemory Technology Inc.	562,000	44,696,692
Ennoconn Corp.	930,219	9,271,733
Ennostar Inc.(c)	5,471,185	6,371,374
Eternal Materials Co. Ltd.(c)	8,486,369	7,306,120
Eva Airways Corp.(c)	24,294,326	32,822,539
Evergreen International Storage & Transport Corp.	5,423,000	6,213,854
Evergreen Marine Corp. Taiwan Ltd.(c)	9,710,979	78,455,515
Evergreen Steel Corp.(c)	1,697,000	5,075,370
Everlight Electronics Co. Ltd.(c)	3,910,000	10,511,560
Far Eastern Department Stores Ltd.(c)	11,124,167	8,594,899
Far Eastern International Bank(c)	33,483,219	14,368,382
Far Eastern New Century Corp.(c)	25,152,916	27,383,053
Far EasTone Telecommunications Co. Ltd.	15,441,000	44,339,755
Faraday Technology Corp.(c)	1,919,828	11,077,148
Farglory Land Development Co. Ltd.(c)	2,920,782	5,932,201
Feng Hsin Steel Co. Ltd.	4,917,000	10,305,596
Feng TAY Enterprise Co. Ltd.(c)	4,426,833	17,852,343
First Financial Holding Co. Ltd.(c)	99,183,061	89,031,228
Fitipower Integrated Technology Inc.(c)	918,504	6,510,358
FLEXium Interconnect Inc.(c)	2,310,616	4,136,536
FocalTech Systems Co. Ltd.(c)	1,881,000	3,863,163
Formosa Chemicals & Fibre Corp.(c)	30,083,210	23,831,428
Formosa International Hotels Corp.(c)	810,000	5,257,516
Formosa Plastics Corp.(c)	35,907,800	41,321,478
Formosa Sumco Technology Corp.(c)	773,000	1,877,022
Formosa Taffeta Co. Ltd.(c)	8,805,000	4,744,037

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Fortune Electric Co. Ltd.(c)	1,253,900	$18,809,845
Fositek Corp.(c)	488,341	9,284,075
Foxconn Technology Co. Ltd.(c)	7,929,424	15,831,984
Foxsemicon Integrated Technology Inc.(c)	951,000	9,380,419
Fubon Financial Holding Co. Ltd.	73,148,753	192,826,098
Fulgent Sun International Holding Co. Ltd.	1,569,221	5,370,489
Fusheng Precision Co. Ltd.(c)	1,204,000	13,964,290
General Interface Solution GIS Holding Ltd.(a)(c)	2,662,000	4,119,309
Genius Electronic Optical Co. Ltd.(c)	754,287	9,785,469
Getac Holdings Corp.(a)(c)	3,581,000	14,350,259
Giant Manufacturing Co. Ltd.(c)	2,782,575	11,012,157
Gigabyte Technology Co. Ltd.(c)	4,880,000	43,923,295
Global Brands Manufacture Ltd.(c)	2,261,000	6,468,309
Global Mixed Mode Technology Inc.	726,000	5,387,069
Global Unichip Corp.(c)	762,000	28,818,426
Globalwafers Co. Ltd.(c)	2,277,000	23,589,273
Gloria Material Technology Corp.(c)	5,303,000	7,601,544
Gold Circuit Electronics Ltd.(c)	3,091,800	26,308,293
Goldsun Building Materials Co. Ltd.(c)	9,399,425	12,997,022
Gourmet Master Co. Ltd.	1,165,471	3,583,679
Grand Process Technology Corp.(c)	225,000	8,783,122
Grape King Bio Ltd.(c)	1,432,000	6,389,567
Great Tree Pharmacy Co. Ltd.(c)	955,772	5,033,980
Great Wall Enterprise Co. Ltd.(c)	6,072,412	12,864,287
Greatek Electronics Inc.	3,330,000	6,282,473
Gudeng Precision Industrial Co. Ltd.(c)	690,797	7,931,013
Hannstar Board Corp.(c)	2,200,640	4,388,026
HannStar Display Corp.(a)(c)	23,042,640	5,611,447
Highwealth Construction Corp.(c)	12,121,233	16,045,821
Hiwin Technologies Corp.(c)	2,399,498	17,624,207
Hon Hai Precision Industry Co. Ltd.	112,379,928	572,310,210
Hota Industrial Manufacturing Co. Ltd.(c)	3,130,261	6,232,449
Hotai Finance Co. Ltd.(c)	2,756,620	6,371,651
Hotai Motor Co. Ltd.(c)	2,929,560	61,983,652
Hsin Kuang Steel Co. Ltd.(c)	3,225,000	4,461,225
HTC Corp.(a)(c)	6,522,000	8,357,408
Hu Lane Associate Inc.	738,700	3,399,400
HUA ENG Wire & Cable Co. Ltd.(c)	3,054,829	2,430,846
Hua Nan Financial Holdings Co. Ltd.(c)	80,801,286	70,695,249
Huaku Development Co. Ltd.(c)	2,957,800	11,056,308
Hwang Chang General Contractor Co. Ltd.	1,614,000	4,771,911
IBF Financial Holdings Co. Ltd.(c)	23,211,544	9,619,999
I-Chiun Precision Industry Co. Ltd.(c)	2,471,000	6,491,796
Innodisk Corp.(c)	998,234	7,759,610
Innolux Corp.(c)	68,646,297	27,570,725
International Games System Co. Ltd.(c)	2,262,000	62,991,130
Inventec Corp.(c)	24,276,000	33,612,834
ITE Technology Inc.(c)	1,672,000	7,445,118
ITEQ Corp.(c)	1,932,604	5,584,597
Jentech Precision Industrial Co. Ltd.(c)	773,670	34,262,214
Jinan Acetate Chemical Co. Ltd.(c)	463,160	13,090,889
Johnson Health Tech Co. Ltd.(c)	1,142,000	5,586,282
JSL Construction & Development Co. Ltd.(c)	1,694,355	4,273,911
Kaori Heat Treatment Co. Ltd.(c)	754,000	5,939,988
Kenda Rubber Industrial Co. Ltd.	6,587,913	5,204,617
Kenmec Mechanical Engineering Co. Ltd.(a)(c)	1,755,641	3,967,171
KGI Financial Holding Co. Ltd.	146,669,649	83,797,411
Kindom Development Co. Ltd.	3,906,300	7,167,660
King Slide Works Co. Ltd.(c)	500,000	33,525,163
King Yuan Electronics Co. Ltd.(c)	9,993,000	31,660,314
King's Town Bank Co. Ltd.(c)	6,989,000	11,637,840
Kinik Co.(c)	1,067,000	9,817,078
Security	Shares	Value
Taiwan (continued)
Kinpo Electronics(c)	10,106,000	$7,091,306
Kinsus Interconnect Technology Corp.(c)	2,624,000	6,991,274
L&K Engineering Co. Ltd.(c)	1,551,543	12,811,364
Lai Yih Footwear Co. Ltd.	451,000	4,493,540
LandMark Optoelectronics Corp.(c)	979,900	9,464,770
Largan Precision Co. Ltd.	893,000	67,899,519
Lien Hwa Industrial Holdings Corp.(c)	10,541,254	15,801,918
Lite-On Technology Corp.	18,852,238	62,983,040
Lotes Co. Ltd.	741,849	31,681,001
Lotus Pharmaceutical Co. Ltd.(c)	1,304,000	10,100,386
Lumosa Therapeutics Co. Ltd.(a)	877,000	4,740,778
LuxNet Corp.(c)	1,237,957	6,625,713
M31 Technology Corp.(c)	246,484	4,180,030
Machvision Inc.(c)	369,089	6,704,707
Macronix International Co. Ltd.(c)	16,725,554	11,831,818
Makalot Industrial Co. Ltd.(c)	1,903,120	17,360,127
Marketech International Corp.(c)	1,291,000	7,357,147
MediaTek Inc.	13,705,572	562,731,455
Medigen Vaccine Biologics Corp.(a)(c)	2,386,607	4,093,803
Mega Financial Holding Co. Ltd.(c)	105,710,575	139,419,873
Mercuries Life Insurance Co. Ltd.(a)	35,733,283	6,234,202
Merida Industry Co. Ltd.(c)	1,779,850	6,933,553
Merry Electronics Co. Ltd.(c)	1,994,234	8,321,836
Microbio Co. Ltd.(a)	4,513,140	3,489,572
Micro-Star International Co. Ltd.	6,586,000	30,911,179
Mitac Holdings Corp.(a)(c)	7,581,053	14,798,479
momo.com Inc(c)	742,000	7,465,160
MPI Corp.(c)	766,000	20,015,125
Nan Kang Rubber Tire Co. Ltd.(c)	4,455,000	5,788,453
Nan Pao Resins Chemical Co. Ltd.(c)	562,000	6,548,297
Nan Ya Plastics Corp.(c)	45,469,440	43,112,207
Nan Ya Printed Circuit Board Corp.(c)	1,691,000	5,786,598
Nanya Technology Corp.(a)(c)	11,169,000	16,614,431
Nien Made Enterprise Co. Ltd.	1,479,000	21,161,243
North-Star International Co. Ltd., NVS(c)	1,204,611	1,903,101
Novatek Microelectronics Corp.(c)	5,092,000	86,718,807
Nuvoton Technology Corp.(c)	1,772,000	4,254,744
Oneness Biotech Co. Ltd.(a)(c)	2,693,827	5,200,231
Orient Semiconductor Electronics Ltd.(c)	3,966,000	4,884,371
Pan Jit International Inc.(c)	3,511,200	5,851,450
Pan-International Industrial Corp.(c)	4,729,366	5,978,680
Parade Technologies Ltd.	616,000	11,705,791
Pegatron Corp.(c)	17,483,000	48,364,190
Pegavision Corp.(c)	409,166	4,621,373
PharmaEssentia Corp.(a)(c)	2,222,000	36,663,019
Pharmally International Holding Co. Ltd.(a)(d)	597,543	—
Phison Electronics Corp.	1,383,000	23,078,564
Phoenix Silicon International Corp.	1,321,000	6,001,446
Pixart Imaging Inc.(c)	1,381,000	10,006,888
Polaris Group/Tw(a)	3,040,025	4,180,791
Pou Chen Corp.	18,654,000	19,244,349
Powerchip Semiconductor Manufacturing Corp.(a)(c)	24,802,000	12,631,955
Powertech Technology Inc.	5,719,000	21,981,601
Poya International Co. Ltd.(c)	534,482	8,927,661
President Chain Store Corp.(c)	5,064,000	43,123,219
President Securities Corp.(c)	8,991,603	6,770,437
Primax Electronics Ltd.(c)	4,389,000	11,332,316
Prince Housing & Development Corp.	12,036,995	3,829,067
Promate Electronic Co. Ltd.(c)	1,703,737	4,119,091
Qisda Corp.(c)	13,192,000	11,745,764
Quanta Computer Inc.(c)	24,355,000	215,454,207

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Quanta Storage Inc.(c)	2,301,000	$6,448,833
Radiant Opto-Electronics Corp.(c)	3,779,000	18,445,627
Raydium Semiconductor Corp.(c)	595,000	6,702,868
Realtek Semiconductor Corp.	4,329,110	77,193,938
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.(c)	13,925,812	13,778,883
Ruentex Industries Ltd.(c)	5,321,788	8,924,140
Run Long Construction Co. Ltd.(c)	3,543,000	3,535,940
Sanyang Motor Co. Ltd.(c)	5,004,000	11,693,690
Scientech Corp.(c)	620,192	5,781,903
Sercomm Corp.(c)	2,762,000	8,869,181
Shanghai Commercial & Savings Bank Ltd. (The)(c)	34,443,542	53,318,847
Shihlin Electric & Engineering Corp.(c)	2,068,000	12,198,463
Shin Kong Financial Holding Co. Ltd.(a)	133,189,021	53,216,161
Shin Zu Shing Co. Ltd.(c)	1,554,149	9,163,432
Shinfox Energy Co. Ltd.(c)	1,372,265	4,024,252
Shinkong Synthetic Fibers Corp.	14,922,000	6,450,711
Shiny Chemical Industrial Co. Ltd.(c)	876,750	4,376,516
ShunSin Technology Holding Ltd.(c)	535,000	2,226,207
Sigurd Microelectronics Corp.	4,634,700	11,814,722
Silergy Corp.(c)	2,988,000	34,324,057
Silicon Integrated Systems Corp.	3,376,750	5,309,512
Simplo Technology Co. Ltd.(c)	1,484,400	18,428,898
Sinbon Electronics Co. Ltd.	1,866,809	14,305,734
Sino-American Silicon Products Inc.(c)	5,199,000	19,404,253
SinoPac Financial Holdings Co. Ltd.(c)	99,190,718	75,453,165
Sinyi Realty Inc.(c)	5,210,704	4,789,283
Sitronix Technology Corp.(c)	1,138,000	8,158,080
Soft-World International Corp.(c)	753,000	2,608,078
Solar Applied Materials Technology Corp.(c)	5,272,710	10,080,869
Solomon Technology Corp.	1,007,000	4,688,600
Sporton International Inc.(c)	906,252	5,512,642
Standard Foods Corp.	5,001,096	5,689,677
Starlux Airlines Co. Ltd.(a)(c)	12,622,000	10,800,745
Sunonwealth Electric Machine Industry Co. Ltd.(c)	1,889,000	6,459,819
Supreme Electronics Co. Ltd.(c)	4,765,009	7,833,243
Synnex Technology International Corp.(c)	11,228,250	26,492,723
Systex Corp.(c)	1,944,000	7,518,866
TA Chen Stainless Pipe	14,952,412	17,605,161
Ta Ya Electric Wire & Cable(c)	7,157,105	8,932,079
Taichung Commercial Bank Co. Ltd.(c)	33,050,878	22,543,847
TaiMed Biologics Inc.(a)(c)	1,935,224	4,976,087
Tainan Spinning Co. Ltd.(c)	11,711,894	5,305,717
Taishin Financial Holding Co. Ltd.(c)	102,265,675	58,202,735
Taiwan Business Bank(c)	66,160,279	32,338,147
Taiwan Cogeneration Corp.(c)	6,646,199	10,007,751
Taiwan Cooperative Financial Holding Co. Ltd.(c)	95,626,293	76,428,588
Taiwan Fertilizer Co. Ltd.(c)	6,107,000	10,589,375
Taiwan Glass Industry Corp.(a)(c)	10,961,053	5,577,901
Taiwan High Speed Rail Corp.(c)	15,971,000	14,578,560
Taiwan Hon Chuan Enterprise Co. Ltd.(c)	2,841,288	13,824,404
Taiwan Mobile Co. Ltd.(c)	15,854,000	60,126,995
Taiwan Paiho Ltd.	2,975,000	5,717,630
Taiwan Secom Co. Ltd.	3,222,185	12,653,542
Taiwan Semiconductor Manufacturing Co. Ltd.	222,107,000	7,083,883,170
Taiwan Shin Kong Security Co. Ltd.(c)	6,577,577	9,068,597
Taiwan Speciality Chemicals Corp.	737,000	5,391,343
Taiwan Surface Mounting Technology Corp.(c)	2,367,000	8,548,359
Taiwan Union Technology Corp.(c)	2,163,000	12,124,704
Tatung Co. Ltd.(a)(c)	11,927,000	16,453,352
Security	Shares	Value
Taiwan (continued)
TCC Group Holdings Co. Ltd.(c)	61,256,182	$59,783,423
Teco Electric and Machinery Co. Ltd.(c)	10,731,000	18,673,067
Test Research Inc.(c)	1,722,400	6,376,332
Thinking Electronic Industrial Co. Ltd.	880,000	4,005,597
Tigerair Taiwan Co. Ltd.(a)	1,246,000	3,984,108
Ton Yi Industrial Corp.(c)	13,106,000	8,955,016
Tong Hsing Electronic Industries Ltd.(c)	1,684,600	6,156,548
Tong Yang Industry Co. Ltd.(c)	3,300,400	14,236,807
Topco Scientific Co. Ltd.(c)	1,393,342	12,035,914
Transcend Information Inc.(c)	3,125,000	10,660,320
Tripod Technology Corp.	4,014,000	28,340,691
TSRC Corp.	6,566,900	3,990,798
TTY Biopharm Co. Ltd.	2,241,124	5,607,415
Tung Ho Steel Enterprise Corp.(c)	5,216,560	11,188,726
TXC Corp.(c)	3,074,000	9,563,238
U-Ming Marine Transport Corp.(c)	4,513,000	8,395,203
Unimicron Technology Corp.(c)	11,456,000	39,659,354
Union Bank of Taiwan(c)	15,790,648	9,021,639
Uni-President Enterprises Corp.	42,971,369	113,618,113
Unitech Printed Circuit Board Corp.(a)(c)	6,589,438	5,553,860
United Integrated Services Co. Ltd.(c)	1,507,400	27,686,173
United Microelectronics Corp.(c)	100,416,000	154,612,186
Universal Microwave Technology Inc.	489,000	5,388,007
Universal Vision Biotechnology Co. Ltd.(c)	612,007	4,254,759
UPI Semiconductor Corp.(c)	464,000	3,045,352
Vanguard International Semiconductor Corp.(c)	8,955,585	24,716,623
Via Technologies Inc.(c)	2,427,000	5,308,969
VisEra Technologies Co. Ltd.(c)	975,000	6,827,631
Visual Photonics Epitaxy Co. Ltd.(c)	1,883,000	6,366,215
Voltronic Power Technology Corp.(c)	574,493	25,601,233
Wah Lee Industrial Corp.(c)	2,704,580	9,636,019
Walsin Lihwa Corp.(c)	24,583,570	17,596,168
Walsin Technology Corp.(c)	2,625,597	7,052,545
Wan Hai Lines Ltd.(c)	6,273,620	22,439,952
Win Semiconductors Corp.(a)(c)	2,980,427	8,399,000
Winbond Electronics Corp.(a)	28,266,946	16,414,985
WinWay Technology Co. Ltd.(c)	281,000	10,165,049
Wisdom Marine Lines Co. Ltd.(c)	4,163,000	8,902,704
Wistron Corp.(c)	24,750,004	94,319,961
Wiwynn Corp.(c)	994,000	78,202,240
WNC Corp.(c)	2,948,565	11,956,965
Wowprime Corp.(c)	825,361	6,909,435
WPG Holdings Ltd.(c)	13,849,200	32,252,689
WT Microelectronics Co. Ltd.(c)	5,800,206	23,680,912
XinTec Inc.(c)	1,729,000	7,908,140
XPEC Entertainment Inc.(a)(d)	31,000	—
Yageo Corp.(c)	3,629,258	58,188,692
Yang Ming Marine Transport Corp.(c)	15,836,677	41,663,657
Yankey Engineering Co. Ltd.(c)	527,000	7,625,202
YFY Inc.(c)	10,843,000	9,958,776
Yieh Phui Enterprise Co. Ltd.(c)	12,151,558	6,138,275
Yuanta Financial Holding Co. Ltd.(c)	92,881,216	96,257,234
Yulon Finance Corp.(c)	2,264,002	8,305,199
Yulon Motor Co. Ltd.(c)	5,302,276	6,415,026
Yungshin Construction & Development Co. Ltd.(c)	656,628	2,803,662
Zhen Ding Technology Holding Ltd.(c)	5,597,950	18,998,351
		15,965,281,383
Thailand — 1.3%
Advanced Info Service PCL, NVDR(c)	10,240,900	89,073,634
Airports of Thailand PCL, NVDR(c)	38,136,200	38,557,650
Amata Corp. PCL, NVDR	12,430,830	5,493,182

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
AP Thailand PCL, NVDR(c)	30,608,190	$6,334,230
B Grimm Power PCL, NVDR	8,938,300	2,641,826
Bangchak Corp. PCL, NVDR(c)	9,095,100	10,025,853
Bangkok Airways PCL, NVDR	15,660,000	6,620,936
Bangkok Chain Hospital PCL, NVDR(c)	17,055,750	7,117,928
Bangkok Commercial Asset Management PCL, NVDR	18,297,600	3,509,381
Bangkok Dusit Medical Services PCL, NVDR	98,116,600	64,163,196
Bangkok Expressway & Metro PCL, NVDR(c)	69,575,185	11,332,363
Banpu PCL, NVDR(c)	68,158,300	9,622,758
BCPG PCL, NVDR(c)	19,001,525	3,558,320
Betagro PCL, NVS(c)	7,749,300	5,283,880
BTS Group Holdings PCL, NVDR(a)(c)	90,117,920	12,223,284
Bumrungrad Hospital PCL, NVDR(c)	5,313,800	22,629,651
Carabao Group PCL, NVDR	3,648,600	6,528,702
Central Pattana PCL, NVDR	18,218,200	25,163,305
Central Plaza Hotel PCL, NVDR(c)	5,782,500	3,796,667
CH Karnchang PCL, NVDR(c)	15,462,400	7,015,478
Charoen Pokphand Foods PCL, NVDR	33,497,100	24,965,290
Chularat Hospital PCL, NVDR(c)	91,538,500	4,347,755
CK Power PCL, NVDR	31,446,600	2,678,564
Com7 PCL, NVDR(c)	10,896,100	6,594,571
CP ALL PCL, NVDR	50,270,400	71,848,803
CP Axtra PCL	14,944,093	8,534,001
Delta Electronics Thailand PCL, NVDR(c)	28,270,900	89,204,477
Dohome PCL, NVDR	1	—
Electricity Generating PCL, NVDR	2,589,600	8,344,995
Gulf Development PCL(a)	42,465,371	58,211,612
Hana Microelectronics PCL, NVDR(c)	5,528,400	3,139,711
Home Product Center PCL, NVDR(c)	57,889,075	13,551,501
IRPC PCL, NVDR(c)	111,064,600	2,773,142
Jasmine Technology Solution PCL(a)(c)	2,033,523	2,482,185
JMT Network Services PCL, NVDR(c)	5,847,600	1,643,749
Kasikornbank PCL, NVDR	4,870,000	22,842,206
KCE Electronics PCL, NVDR	6,488,100	3,114,600
Kiatnakin Phatra Bank PCL, NVDR(c)	3,888,200	5,391,545
Krung Thai Bank PCL, NVDR	29,328,800	19,808,335
Land & Houses PCL, NVDR	65,983,600	8,071,756
MBK PCL, NVDR(c)	12,419,600	6,578,451
Mega Lifesciences PCL, NVDR(c)	5,243,000	4,079,023
Minor International PCL, NVDR(c)	32,119,560	24,247,293
Muangthai Capital PCL, NVDR	7,463,600	9,471,263
Osotspa PCL, NVDR(c)	13,561,700	6,551,741
Plan B Media PCL, NVDR(c)	31,485,688	5,275,073
PTT Exploration & Production PCL, NVDR(c)	11,481,301	34,211,227
PTT Global Chemical PCL, NVDR(c)	19,518,800	12,345,331
PTT Oil & Retail Business PCL, NVDR(c)	24,506,100	8,787,965
PTT PCL, NVDR(c)	89,364,100	80,899,529
Quality Houses PCL, NVDR(c)	115,276,417	5,018,379
Ratch Group PCL, NVDR	8,510,700	6,597,118
Regional Container Lines PCL, NVDR(c)	5,167,500	4,125,367
Sansiri PCL, NVDR(c)	157,722,000	6,435,889
SCB X PCL, NVDR(c)	6,800,300	24,542,445
Siam Cement PCL (The), NVDR(c)	6,615,700	33,372,923
SISB PCL	3,698,900	1,664,379
Sri Trang Agro-Industry PCL, NVDR(c)	9,021,060	3,507,545
Sri Trang Gloves Thailand PCL, NVDR(c)	11,331,600	2,237,361
Srisawad Corp. PCL, NVDR(c)	8,754,957	4,866,009
Supalai PCL, NVDR	16,790,500	7,400,177
Thai Oil PCL, NVDR(c)	10,579,700	9,565,692
Thai Union Group PCL, NVDR	24,966,000	7,595,474
Thai Vegetable Oil PCL, NVDR(c)	8,444,310	5,787,738
Security	Shares	Value
Thailand (continued)
Thanachart Capital PCL, NVDR(c)	4,977,900	$7,160,200
TIDLOR Holdings PCL	13,320,604	6,857,611
Tisco Financial Group PCL, NVDR	4,059,700	12,050,627
TMBThanachart Bank PCL, NVDR	159,993,000	9,345,599
TPI Polene PCL, NVDR(c)	83,364,600	2,361,711
True Corp. PCL, NVDR(a)	97,205,956	36,964,209
TTW PCL, NVDR(c)	28,732,500	7,612,405
VGI PCL, NVDR(a)(c)	114,841,300	7,680,271
WHA Corp. PCL, NVDR	89,025,400	8,663,862
		1,112,100,909
Turkey — 0.7%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	4,117,118	2,547,082
Akbank TAS	28,668,739	37,280,889
Akcansa Cimento A/S	180,804	689,615
Akfen Yenilenebilir Enerji A/S, NVS(a)	3,308,064	1,315,911
Aksa Akrilik Kimya Sanayii AS	21,199,202	4,908,674
Alarko Holding A/S(c)	2,176,616	4,508,662
Anadolu Anonim Turk Sigorta Sirketi	2,117,921	4,752,819
Anadolu Efes Biracilik Ve Malt Sanayii A/S(c)	2,067,496	7,348,654
Aselsan Elektronik Sanayi Ve Ticaret A/S(c)	12,953,444	42,837,867
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(c)	3,066,384	7,317,708
Baticim Bati Anadolu Cimento Sanayii A/S(a)	25,058,850	3,175,970
BIM Birlesik Magazalar A/S(c)	4,181,716	50,759,852
Cimsa Cimento Sanayi VE Ticaret AS	4,985,267	6,127,998
Coca-Cola Icecek A/S	7,584,946	9,436,846
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	427,749	156,906
Destek Finans Faktoring AS(a)	753,589	5,659,508
Dogan Sirketler Grubu Holding AS(c)	16,848,395	6,299,991
Dogus Otomotiv Servis ve Ticaret AS	754,156	3,336,608
EGE Endustri VE Ticaret AS(c)	11,702	2,477,621
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)(c)	25,990,179	9,271,307
Enerjisa Enerji AS(b)(c)	4,451,463	6,054,804
Enerya Enerji A/S, NVS	22,860,558	2,847,015
Eregli Demir ve Celik Fabrikalari TAS	30,133,368	18,021,727
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS(a)	1,857,025	1,269,568
Ford Otomotiv Sanayi AS	6,278,874	12,856,893
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(a)	1,384,216	1,515,034
Gubre Fabrikalari TAS(a)	952,335	5,794,553
Haci Omer Sabanci Holding AS(c)	10,146,158	20,007,559
Hektas Ticaret TAS(a)(c)	28,270,091	2,228,842
Is Gayrimenkul Yatirim Ortakligi AS(a)	1,628,347	600,656
Is Yatirim Menkul Degerler AS	5,237,555	4,380,879
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)(c)	11,457,094	6,441,299
KOC Holding AS	6,919,904	25,026,915
Kocaer Celik Sanayi Ve Ticaret A/S	4,812,874	1,639,696
Kontrolmatik Enerji Ve Muhendislik AS, NVS(c)	3,207,145	2,066,000
Konya Cimento Sanayii A/S(a)	6,827	922,782
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	2,316,411	5,118,943
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)(c)	8,452,708	6,594,461
MIA Teknoloji A/S, NVS(a)(c)	2,653,493	2,086,626
Migros Ticaret AS(c)	968,749	11,790,425
MLP Saglik Hizmetleri AS(a)(b)	1,101,953	8,864,832
Nuh Cimento Sanayi AS	453,203	2,611,921
Otokar Otomotiv Ve Savunma Sanayi AS	314,777	3,117,001
Oyak Cimento Fabrikalari AS(a)(c)	12,423,247	6,654,911
Pegasus Hava Tasimaciligi AS(a)	2,337,231	14,386,328

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Petkim Petrokimya Holding AS(a)(c)	13,272,892	$5,521,622
Sasa Polyester Sanayi AS(a)(c)	104,540,406	8,747,692
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	1,726,404	1,231,441
Sok Marketler Ticaret AS(c)	3,753,991	3,178,111
TAB Gida Sanayi Ve Ticaret A/S, NVS	652,600	2,879,826
TAV Havalimanlari Holding AS(a)	2,125,931	11,823,178
Tekfen Holding AS	1,906,574	5,396,790
Tofas Turk Otomobil Fabrikasi AS(c)	1,234,766	5,592,746
Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,677,254	2,643,298
Tureks Turizm Tasimacilik AS(a)	2,439,474	925,052
Turk Altin Isletmeleri AS(a)(c)	12,758,652	7,558,455
Turk Hava Yollari AO(a)(c)	5,010,396	34,948,751
Turkcell Iletisim Hizmetleri AS(c)	11,305,668	27,375,364
Turkiye Is Bankasi AS, Class C	79,779,142	21,887,587
Turkiye Petrol Rafinerileri AS	8,646,102	27,347,559
Turkiye Sigorta A/S	12,059,768	5,074,366
Turkiye Sinai Kalkinma Bankasi AS(a)	17,750,130	4,937,551
Turkiye Sise ve Cam Fabrikalari AS(c)	10,635,579	8,952,972
Ulker Biskuvi Sanayi AS(a)(c)	2,134,437	5,750,779
Yapi ve Kredi Bankasi A/S(a)	30,716,643	19,959,396
YEO Teknoloji Enerji VE Endustri A/S, NVS(a)	1,153,028	1,176,727
Zorlu Enerji Elektrik Uretim AS(a)(c)	21,299,990	1,624,316
		597,643,737
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	27,279,841	89,668,117
Abu Dhabi Islamic Bank PJSC	13,493,669	70,438,841
Abu Dhabi National Hotels	59,534,135	8,269,864
Abu Dhabi National Oil Co. for Distribution PJSC	29,933,910	29,580,538
ADNOC Drilling Co. PJSC	28,742,165	41,070,104
Adnoc Gas PLC	55,299,805	49,351,335
Agility Global PLC	29,986,092	10,204,905
Agthia Group PJSC	3,692,381	4,302,824
Air Arabia PJSC	26,132,112	25,249,682
Ajman Bank PJSC	12,793,527	5,224,691
Aldar Properties PJSC	36,144,116	81,709,044
Amanat Holdings PJSC	26,262,459	7,507,646
Americana Restaurants International PLC - Foreign Co.	24,118,694	13,395,626
Aramex PJSC(a)	6,689,446	4,967,474
Dana Gas PJSC	47,350,826	9,280,014
Dubai Electricity & Water Authority PJSC	54,037,896	40,154,041
Dubai Financial Market PJSC	16,992,083	7,026,141
Dubai Investments PJSC	23,811,620	15,699,533
Dubai Islamic Bank PJSC	25,767,449	57,868,569
Emaar Development PJSC	8,809,954	32,127,489
Emaar Properties PJSC	60,018,038	214,921,767
Emirates Central Cooling Systems Corp.	19,132,777	7,969,820
Emirates NBD Bank PJSC	17,424,012	106,261,331
Emirates Telecommunications Group Co. PJSC	31,707,866	148,309,594
First Abu Dhabi Bank PJSC	40,150,233	175,952,083
Gulf Navigation Holding PJSC(a)	4,186,796	6,691,122
Multiply Group PJSC(a)	31,047,441	19,707,602
NMDC Energy, NVS	10,974,980	7,467,737
Parkin Co. PJSC	8,369,095	13,921,909
Phoenix Group PLC(a)	10,271,449	3,024,585
RAK Properties PJSC(a)	10,970,362	3,910,915
Salik Co. PJSC	16,886,842	26,288,661
Space42 PLC(a)	12,321,486	5,931,207
Security	Shares	Value
United Arab Emirates (continued)
Taaleem Holdings PJSC, NVS	3,447,203	$3,425,617
		1,346,880,428
Total Common Stocks — 97.9% (Cost: $63,992,370,807)		85,696,719,405
Preferred Stocks
Brazil — 1.1%
Alpargatas SA, Preference Shares, NVS	2,444,072	3,922,822
Banco ABC Brasil SA, Preference Shares, NVS	2,039,455	7,470,335
Banco Bradesco SA, Preference Shares, NVS	47,641,037	134,939,208
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,908,430	6,107,220
Banco Pan SA, Preference Shares, NVS	3,817,314	6,073,530
Bradespar SA, Preference Shares, NVS	2,244,459	6,121,787
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	2,399,905	19,708,635
Cia Energetica de Minas Gerais, Preference Shares, NVS	15,886,426	30,109,075
Cia Paranaense de Energia - Copel, Preference Shares, NVS	7,128,475	15,791,202
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	2,330,292	2,860,154
Cia. De Sanena Do Parana, Preference Shares, NVS	1,793,854	2,041,785
Gerdau SA, Preference Shares, NVS	11,677,397	31,135,642
Itau Unibanco Holding SA, Preference Shares, NVS	47,831,002	313,019,391
Itausa SA, Preference Shares, NVS	51,299,111	99,288,602
Marcopolo SA, Preference Shares, NVS	8,269,234	10,482,026
Metalurgica Gerdau SA, Preference Shares, NVS	5,896,375	8,618,532
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	40,617,866	219,440,871
Unipar Carbocloro SA, Preference Shares, NVS	627,346	6,592,096
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	5,086,254	4,624,271
		928,347,184
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	3,441,668	14,635,528
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,292,189	38,603,423
		53,238,951
Colombia — 0.0%
Grupo Cibest SA, Preference Shares, NVS	4,268,794	43,972,174
South Korea — 0.3%
Hyundai Motor Co.
Preference Shares, NVS	208,765	22,340,915
Series 2, Preference Shares, NVS	332,027	35,481,931
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,359,928	245,290,386
		303,113,232
Total Preferred Stocks — 1.5% (Cost: $1,196,320,348)		1,328,671,541

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)(d)	513,530	$1
India — 0.0%
Mahindra Lifespace Developers Ltd., (Expires 06/24/25, Strike Price INR 257.00)(a)	354,902	372,839
South Korea — 0.0%
CHA Biotech Co., Ltd., (Expires 06/12/25, Strike Price KRW 7,540.00)(a)	180,204	374,854
ESR Kendall Square REIT Co. Ltd., (Expires 07/11/25, Strike Price KRW 4,310.00)(a)	164,146	8,923
Hanwha Aerospace Co. Ltd., (Expires 09/07/25, Strike Price KRW 684,000)(a)	21,583	1,986,693
		2,370,470
Total Rights — 0.0% (Cost: $—)		2,743,310
Warrants
Malaysia — 0.0%
YTL Corp. Bhd, (Expires 06/02/28, Strike Price MYR 1.50)(a)	6,203,160	466,348
YTL Power International Bhd., (Expires 06/02/28, Strike Price MYR 2.45)(a)	4,700,600	828,251
		1,294,599
Total Warrants — 0.0% (Cost: $—)		1,294,599
Total Long-Term Investments — 99.4% (Cost: $65,188,691,155)		87,029,428,855
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(g)(h)(i)	4,182,815,962	$4,184,489,089
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(g)(h)	504,610,000	504,610,000
Total Short-Term Securities — 5.4% (Cost: $4,687,737,415)		4,689,099,089
Total Investments — 104.8% (Cost: $69,876,428,570)		91,718,527,944
Liabilities in Excess of Other Assets — (4.8)%		(4,195,837,665)
Net Assets — 100.0%		$87,522,690,279

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,535,081, representing less than 0.05% of its net assets as of period end, and an original cost of $6,377,673.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$3,027,086,874	$1,157,944,675 (a)	$—	$101,188	$(643,648)	$4,184,489,089	4,182,815,962	$55,420,712 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	172,060,000	332,550,000 (a)	—	—	—	504,610,000	504,610,000	22,751,754	—
				$101,188	$(643,648)	$4,689,099,089		$78,172,466	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core MSCI Emerging Markets ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	7,691	06/20/25	$441,963	$186,903
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,650,757,246	$76,031,170,667	$14,791,492	$85,696,719,405
Preferred Stocks	1,025,558,309	303,113,232	—	1,328,671,541
Rights	—	2,743,309	1	2,743,310
Warrants	—	1,294,599	—	1,294,599
Short-Term Securities
Money Market Funds	4,689,099,089	—	—	4,689,099,089
	$15,365,414,644	$76,338,321,807	$14,791,493	$91,718,527,944
Derivative Financial Instruments(a)
Assets
Equity Contracts	$186,903	$—	$—	$186,903

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust